MFA 2020-NQM3 Trust

Exhibit 99.12

MFA CSC Non-QM Rebuttal Findings 11.23.2020

Seller:

Deal ID:

Total Loan Count: 677

Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
10000001	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Subordination Agreement- The subject loan is a cash out refinance of a primary residence paying off a first mortgage and a HELOC; however, the loan file is missing the signed and authorized HELOC Closure Letter. The HELOC payoff does not reflect fees collected for a reconveyance and states that after payoff and closure of this account, the lien will be release. The title commitment shows the HELOC as a lien on the subject property; therefore, a signed and authorized HELOC closure letter is required. Response 1 (05/24/2019 10:42AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000002	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000003	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal HPML , which exceeds the APR threshold of 5.620% by 1.544% The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000004	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.985%, which exceeds the APR threshold of 5.740% by 1.245%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000005	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000006	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000007	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Closing Information/Property Address-

The PCCD issued on XXXX does not reflect the correct property address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(vi)

Response 1 (06/07/2019 11:47AM)
The documentation/information provided is not sufficient to cure the finding. The PCCD issued on XXXX is still missing the unit # for the property under the Closing Information section. (Upheld)

Response 2 (06/19/2019 4:02PM)
Updated PCCD provided has the correct address and s sufficient to cure the exception. (Resolved)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.347%, which exceeds the APR, 5.640% threshold of by 0.707%. The loan met the Escrow and Appraisal requirement.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for Condo eligibility. The subject property is located in a 6 story high rise condo project however no elevators are on site as required per guidelines. The subject unit is located on the 1st floor. In addition, guidelines require at least 1 comparable from within the subject project and 1 comparable outside the subject project. The 4th comparable located at XXXX was located 0 miles away but was reflected as in a different project per photos. However, this is an error made by the appraiser as the 4th comparable is in fact located in the same project as the subject. All comparable are located in XXXXX and 0 miles from the subject. Upgraded to level 2 based on following Comp Factors: LTV of XXXX gross adjustments on comparable 2 of XXXX gross adjustments on comparable 3 of XXXX gross adjustments on comparable 1 of 0%, gross adjustments on comparable 1 of XXXX prior 60 month mortgage history with no late payments, and FICO of XXXX

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: LTV of 42.54% is more than 10% below the maximum LTV of 80%. FICO score of 759 is more than 10 points above the minimum of 700. Prior 60-month mortgage history with no late payments.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000008	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000009	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.076%, which exceeds the APR threshold of, 5.300%, by 0.776%. The loan met the Escrow and Appraisal requirement.

(Open) TRID - Post-Consummation CD delivery date Borrower paid amount-

						The file contains a signed/certified ALTA statement dated XXXX The statement does not match the revised PCCD issued on, XXXX Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the PCCD, the consumer received XXXX however, per the ALTA statement, the consumer received XXXX fees appear to be in the following sections: section E and payoffs. Fees in section E are subject to tolerance but decreased.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000010	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.267%, which exceeds the APR threshold of, 5.150%, by 1.147%. The loan met the Escrow and Appraisal requirement.

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000011	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.386%, which exceeds the APR threshold of, 5.140%, by 0.246%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000012	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000013	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, 09/09/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.522%, which exceeds the APR threshold of 5.570% by .952%.The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000014	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.302%, which exceeds the APR threshold of, 5.270%, by 0.032%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000015	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.626% which exceeds the APR threshold of 5.530% by 2.096%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.

Response 1 (12/10/2019 5:31PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Appraisal Incomplete- The revised appraisal required a final inspection for installation of deck railings as considered a health and safety issue. A 442 inspection report was not provided. The Borrower provided a letter of explanation that the additional railing was completed and provided photos. It cannot be determined that the railings meet current code and completed in a professional workmanship manner. Response 1 (12/09/2019 1:38PM) Loan closed under ODF guidelines and appraisal photos of completion in file are sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000016	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000017	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000018	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.854%, which exceeds the APR threshold of, 5.610%, by 2.244%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000019	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.527%, which exceeds the APR threshold of, 5.320%, by 0.207%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000020	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000021	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000022	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.265%, which exceeds the APR threshold of, 5.530%, by 0.735%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000023	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000024	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000025	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the PCCD issued on XXXX Truth in Lending Act (Regulation Z). 12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000026	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.802%, which exceeds the APR threshold of, 5.300%, by 0.502%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(I)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000027	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.796%, which exceeds the APR threshold of, 5.510%, by 0.286%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) Inc Misc-

The guidelines require that dependent social security to be documented with a current award letter and most recent bank statement showing automatic deposits which is properly documented. In addition, the dependent ages must be disclosed on the 1003 and proof of dependent's age is required. The 1003 lists the ages as XXXX and XXXX however, proof of the ages was not contained in the loan file. If the XXXX year old child's income did not continue, the DTI would increase to XXXX which exceeds the guideline maximum of XXXX

Response 1 (02/03/2020 9:46AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000028	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000029	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000030	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000031	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000032	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000033	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Adjustable Rate Mortgage Loan Program Disclosure - Late-

There is no date evident on the Adjustable Rate Mortgage Loan Program Disclosure provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

Response 1 (04/08/2019 6:12PM)
The ARM disclosure does contain an example date which matches the application date and/or all other disclosures. (Resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the ARM Disclosure (CHARM Booklet) provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

Response 1 (04/18/2019 1:32PM)
Documentation addressing this finding has not been provided. (Upheld)

(Clear) TRID CD ' Closing Information/Disbursement Date-

The CD issued on 03/12/2019 does not reflect the correct Disbursement Date when compared to the Funding/Wire information. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (04/18/2019 1:26PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (04/18/2019 1:27PM)
The documentation/information provided is not sufficient to cure the finding. The PCCD issued on XXXX still has the wrong closing date. (Upheld)

Response 2 (05/03/2019 2:23PM)
The provided explanation is insufficient to cure the finding. The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii). Please provide revised PCCD. (Upheld)

(Clear) TRID CD- Total of Payments-

The loan failed the TRID Foreclosure Rescission Total of Payments tolerance test. Per Regulation Z, the Total of Payments is considered inaccurate if the disclosed Total of Payments is understated by more than XXXX The final (last revised) CD issued on XXXX has a disclosed Total of Payments of XXXX which is less than the system calculated Total of Payments of XXXX The Total of Payments on the final CD is understated by XXXX which is more than the allowable tolerance of XXXX A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response 1 (04/18/2019 1:30PM)
The documentation/information provided is not sufficient to cure the finding. This loan failed the TRID foreclosure rescission total of payments test. (12 CFR §1026.23(h)(2)(ii)). The total of payments is XXXX The disclosed total of payments charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than XXXX (Upheld)

Response 2 (05/03/2019 3:53PM)
The provided explanation is sufficient to cure the finding. (Resolved)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the XXXX AB 260 higher-priced mortgage loan test, which exceeds the APR threshold of 6.290% by 1.504%. (CA AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The rate set date used for testing is XXXX The loan met the Escrow and Appraisal requirements.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the Federal higher-priced mortgage loan test, which exceeds the APR threshold of 6.290% by 1.472%. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate set date used for testing is XXXX The loan met the Escrow and Appraisal requirements.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000034	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. Investor guidelines allow max 3% Interested Party Contributions on a purchase of an Investment property. The Approval Worksheet reflects a seller credit of XXXX or XXXX Per info on the signed HUD the subject transaction closed with seller paid closing costs of XXXX as listed on the Purchase Agreement and Appraisal. The excess contribution is less than 1% but the increase in LTV of XXXX to XXXX exceeds max LTV of XXXX per Investors Foreign National Guidelines.

Response 1 (04/09/2019 6:58AM)
							Approval Worksheet in file reflected base line IPC figures however subject transaction was ODF therefore there is no limit for IPCs. LTV is XXXX (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000035	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs-

The income is not documented properly according to guides. The loan was qualified with a Debt Service Coverage Ratio and guidelines require the borrowers to provide a handwritten statement of purpose for the loan. This was not included in the loan file as required.

Response 1 (02/28/2019 2:57PM)
							Guidelines require a statement of purpose in the form of a handwritten LOE however loan terms and purpose are clearly defined by loan documents and subject transaction. The subject is a purchase of an investment property and was qualified a Debt Service Coverage Ratio for utilizing rental income which demonstrates the purpose of the subject transaction. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000036	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000037	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000038	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii). (Open) CHARM Booklet - Late- There is no date evident on the CHARM Booklet provided in the loan to determine if it was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000039	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000040	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000041	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Clear) Federal - HOEPA / HPML (APR)- Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.828%, which exceeds the APR threshold of 6.320% by 1.508%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000042	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000043	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000044	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the Federal HPML and the State - XXXX AB 260 HPML tests. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the XXXX Financial Code. The loan has an APR of 7.915% which exceeds the APR threshold of 6.180% by 1.735%. The loan met the Escrow and Appraisal requirements. (12 CFR § 1026.35(a)(1)) XXXX AB 260, XXXX Financial Code Division 1.9 4995(a))	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000045	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000046	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file was not disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the Federal HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.266% which exceeds the APR threshold of 6.320% by 0.946%. The loan met the Escrow and Appraisal requirements. (12 CFR § 1026.35(a)(1))	(Open) VVOE required- Lender guidelines and the lender approval in file required a VVOE to be completed within 72 hours of funding; however, the loan file did not contain a VVOE for borrower 1 as required.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: FICO score of 578 is more than 10 points above the minimum of 550. DTI of 36.308% is more than 4 points below the maximum of 50%. Borrower has been with the same employer for 34 years.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000047	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000048	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Gift Letter / Funds- A required gift letter was missing from the file from the borrower's spouse that wired XXXX to closing for the balance of funds required per the Closing Disclosure. The loan file contains the wire and an asset summary reflecting all funds for the purchase were gift funds.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: Borrower has 25 years in the same profession. Primary residence has been owned 5 years. Total residual income is $12,526 per month.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000049	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) Federal - HOEPA / HPML (APR)-

						The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.021, which exceeds the APR threshold of 6.310 by 0.711%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000050	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal HPML(12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 7.421%, which exceeds the APR threshold of 6.190% by 1.231%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Tool Kit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Open) Program Parameters-

The loan file contained an underwriting exception for an unpaid rental judgment. Documentation included judgment amount and evidence of money escrowed in the amount of XXXX held by the court which is sufficient to pay the judgment with interest in full. The loan file also contained an underwriting exception for the borrower's existing XXXXX status from XXXX Documentation includes indefinite XXXXX status.

Response 1 (04/09/2019 7:33AM)
Borrower is a first time home buyer with an outstanding judgment for previous rent not being paid and has been granted XXXXX from XXXX however is pending a full background check from immigration for residency. Exceptions granted however issues still remain which do not meet guidelines as there is no verification that judgment is satisfied and residency could not be adequately confirmed. (Upheld)

Response 2 (04/20/2019 8:03AM)
Borrower has an outstanding judgment for non payment of rent and is in dispute with the landlord regarding the non payment. The borrower still lives in the same residence and the landlord signed a new lease with the borrower. Court documentation in file reflects XXXX held which is sufficient to pay off the judgment if the borrower loses the case. Borrower has XXXXX status from XXXX which is subject to a full background check from immigration for residency which is currently pending. XXXXX status documentation in file does reflect that it has been granted indefinitely. Compensating factors are XXXX DTI, residual income of XXXX reserves of XXXX or 28 months and the borrower has been self-employed for 3 years with monthly income of XXXX which is sufficiently documented. Downgraded to level 2. (Upheld)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000051	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000052	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000053	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000054	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is not date evident on the Tool Kit provided in the loan file to determine if it was disclosed to the consumer(s) within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000055	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal and State HPML , which exceeds the APR threshold of 5.9% by 0.335%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000056	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 9.268%, which exceeds the APR threshold of 6.310% by 0.560%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000057	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal HPML. The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (4.790%) by 1.5% or more. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.370% which exceeds the APR threshold of 6.290% by 0.08%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000058	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000059	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file dated XXXX was not disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000060	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) Tool Kit- late-

The Tool Kit is not dated and cannot determine if toolkit was disclosed to the consumer(s) within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

						The CHARM Booklet provided in the loan file is not dated, therefore no determination could be made to validate if the CHARM booklet was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000061	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000062	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

The CHARM Booklet provided in the loan file was not disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

The Tool Kit was not disclosed to the consumer(s) within 3 days of the application date, XXXX

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (04/09/2019 8:01AM)
The documentation/information provided is sufficient to cure the finding. (Resolved)	(Clear) Assets Misc-

There are additional asset findings. The final loan application reflected an account with XXXX ending XXXX with a balance of XXXX The loan file did not contain any statements for this account and the only documentation provided was a cashiers check provided to Title in the amount of XXXX Guidelines require a copy of the borrower's most recent bank statement for the account in which the funds for the down payment are to be withdrawn. An asset statement is required for the XXXX account ending XXXX as assets are short for closing without this account.

Response 1 (04/09/2019 7:52AM)
							Subject LTV is XXXX therefore Section 8.4 Verification of Assets and Funds applies as verification of the seasoning of funds to close is not required on loans of XXXX or less. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000063	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000064	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.834, which exceeds the APR threshold of 6.290% by 0.544%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000065	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal HPML(12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.832%, which exceeds the APR threshold of 6.290% by 0.542%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

There is no date evident on the Tool Kit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Clear) Adjustable Rate Mortgage Loan Program Disclosure - Late-

There is no date evident on the Adjustable Rate Mortgage Loan Program Disclosure provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

Response 1 (04/08/2019 6:15PM)
The ARM disclosure does contain an example date which matches the application date and/or all other disclosures. (Resolved)

(Open) CHARM Booklet - Late-

						There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000066	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000067	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

The Tool Kit was not disclosed to the consumer(s) within 3 days of the application date, XXXX

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XXXX 'was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (04/12/2019 12:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- Closing Information/Closing Date-

The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

Response 1 (04/12/2019 1:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Guidelines required Hazard insurance in the name of the HOA showing 100% guaranteed replacement coverage, general liability in the name of the HOA for a minimum of coverage equal to one million dollars per occurrence and flood insurance if applicable. The Master HOI Policy and the HO-6 Policy in file were blank and contained no coverage information or the HOA name as required.

Response 1 (04/12/2019 7:20AM)
Documentation provided is sufficient. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters for mortgage history. The approval worksheet in file reflected the co-borrower's 21 month mortgage history was accepted in the UW Guideline Comments. The subject loan was approved under the 1 month bank statements program which required a 24 month mortgage history. However, the origination credit report in file verified only 21 months of mortgage history for the co-borrower and the monthly income of XXXX is required, as if the income is not use for the co-borrower the DTI increases to XXXX which exceeds max allowed of XXXX

Response 1 (04/12/2019 7:25AM)
Subject transaction is a 1 month bank statement loan which requires 24 month mortgage history. Loan file verified only 21 months of mortgage history for the co-borrower which does not meet guidelines. Management approval reflected on UW Worksheet however mortgage history is not sufficient per program parameters. (Upheld)

Response 2 (04/20/2019 7:53AM)
							Origination credit report in file verified only 21 months of mortgage history for the co-borrower which was granted Senior Management Approval as 1 month bank statement program requires 24 months mortgage history. Sufficient compensating factors of XXXX FICO, residual income of XXXX LTV of XXXX and reserves of XXXX or 35 months. Mortgage history does not meet guidelines however downgraded to level 2 based on compensating factors. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000068	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

Response 1 (06/28/2019 12:09PM)
						The information provided is not sufficient to cure the finding. Although the subject is located in an escrow state, the PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. The PCCD was issued after consummation/funding; therefore, the actual closing date was available at the time of the PCCD being issued. (Upheld)	(Clear) REO Rental Income- The subject loan is a purchase of a primary residence property. The final 1003 reflected rental income on the borrowers departing residence in the amount of XXXX per month, however, the loan file does not contain the lease agreement. When rental income is not included, the DTI increases from XXXX to XXXX which is higher than the maximum allowed of XXXX Response 1 (06/28/2019 10:18AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000069	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Misc- Per investor guidelines, for DSCR loans greater than XXXX and less than XXXX verification of 6 months reserves are required with bank statements to support liquidity and rent roll. The rent roll was provided in the loan file however the final 1003 reflected an account withXXXXX bank in the amount of XXXX however, the loan file did not contain the bank statements to document the assets. Response 1 (06/07/2019 11:04AM) DSCR ODF program with stated income. Rent roll in file, bank statements not required for verification of funds per program. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000070	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000071	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000072	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed State, which exceeds the APR threshold of 5.890% by 0.801%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000073	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Open) Program Parameters-

							Per the guidelines for the one month bank statement program, a 24 month recent mortgage history is required. The subject property had a private mortgage lien for XXXX which was opened on XXXX and paid off on XXXX which covers a XXXX month period. An exception was made for the lack of a 24 month history and copies of the mortgage payments were required. The loan file contained copies of bank statements dated from XXXX to XXXX reflecting the mortgage payments up to the payoff on XXXX Compensating factors are: low DTI of XXXX low LTV of XXXX the borrower has over XXXX years self-employed experience, XXXX per month in residual income, the borrower is receiving cash of XXXX at closing, and the borrower has XXXX in verified assets prior to close.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000074	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000075	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file is not dated, therefore no determination could be made to validate if the CHARM booklet was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b). (Open) Tool Kit- late- The Tool Kit is not dated and can not determine if it were disclosed to the consumer(s) within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000076	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

						There is not date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000077	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000078	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000079	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000080	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX . Truth in Lending Act(Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000081	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	(Clear) Program Parameters-

The subject loan is an owner occupied cash out refinance using the 1 month bank statement program. Per the guidelines, income is stated; however, the borrower is to provide the most recent personal bank statement with no NFS's and a positive ending statement balance. The loan file contained a bank statement, dated XXXX forXXXXX checking account ending in XXXX which reflected a total withdraw of the bank funds and an ending balance of -XXXX-, therefore, does not meet guidelines.

Response 1 (04/24/2019 7:01AM)
Statement balance in file reflected XXXXX which is a non negative balance. Guidelines require a positive ending balance which requires a non negative balance. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000082	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (05/15/2019 3:49PM)
The explanation provided is not sufficient to cure the finding. (Upheld)

Response 2 (07/03/2019 2:08PM)
The documentation/information provided is not sufficient to cure the finding. The PCCD issued on XXXX still includes in Section B a BPO fee in the amount of XXXX paid to the lender. (Upheld)

Response 3 (07/10/2019 1:26PM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 7.862%, which exceeds the APR threshold of 6.300% by 1.562%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000083	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000084	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet to determine if it was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Tool Kit to determine if it was disclosed to the consumer(s) within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.714%, which exceeds the APR threshold of 6.300% by 0.387%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000085	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000086	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 5.596%, which exceeds the APR threshold of 6.30% by 0.704%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000087	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.067%, which exceeds the APR threshold of 5.950% by 1.117%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000088	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000089	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XXXX was not disclosed within 3 days of the application date, XXXX Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Response 1 (04/25/2019 6:59AM) The Appraisal Notice is tested under Regulation B, not Regulation Z, grade 2 exception	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000090	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Federal - HOEPA / HPML (APR)-

						The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 5.923%, which exceeds the APR threshold of 5.840% by 0.083%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000091	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XXXX was not disclosed within 3 days of the application date, XXXX Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Response 1 (04/25/2019 6:24AM) The Appraisal Notice is tested under Regulation B, not Regulation Z, grade 2 exception	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000092	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. Using the greater of the disclosed APR and the calculated APR, the loan has an APR of 7.156 which exceeds the APR threshold of by 6.270 by 0.888. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Open) TRID CD- Closing Information/Closing Date-

						The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000093	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000094	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (06/17/2019 5:44PM)
Document provided is sufficient to clear the exception. (Resolved)

(Open) CHARM Booklet - Late-

						There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000095	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info-

The PCCD issued on XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.441%, which exceeds the APR, 5.810% threshold of by 0.631%. The loan met the Escrow and Appraisal requirement.

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the PCCD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000096	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.608%, which exceeds the APR threshold of 5.810% by 0.798%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000097	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). HPML Testing Cited (Meets Lender Requirements.) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) . Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.298%, which exceeds the APR, 5.810% threshold of by 1.488. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000098	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XXXX was signed and dated at consummation, XXXX If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (06/19/2019 4:29PM)
The documents provided are sufficient to clear the exception. (Resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.463%, which exceeds the APR threshold of 6.27% by 0.193%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000099	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan had am APR of 7.013%, which exceeds the APR threshold of 6.190% by 0.823%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) Debts-

The origination credit report reflected a XXXX child support balance which was a collection account 2 months prior and the terms reflected 1 month. No monthly payment was reflected however if the balance is XXXX with a 1 month term, a payment of XXXX would be required if the child support was still in effect. The support obligation document, which is required to confirm monthly payments and duration, was missing from the loan file. It should be noted that if a monthly payment of XXXX was included in the DTI it would increase to XXXX

Response 1 (06/18/2019 1:10PM)
							Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000100	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Clear) Inaccurate Note- The note was not completed accurately. Page 2 of the note is missing. Response 1 (06/07/2019 11:54AM) The documentation/information provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000101	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The APR of the loan was 6.917%, which exceeds the APR threshold of 6.190% by 0.727%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000102	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.166%, which exceeds the APR threshold of, 5.600%, by 2.566%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000103	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000104	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000105	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000106	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.230%, which exceeds the APR threshold of, 6.140%, by 0.090%. The loan met the Escrow and Appraisal requirement.

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XXXX does not reflect the correct Disbursement Date. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(iii).

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/30/2019 12:00PM)
						Based on the clients average cost for their BPO process the exception has been resolved.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000107	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act(Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.424%, which exceeds the APR threshold of, 5.930%, by 1.494%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000108	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000109	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). HPML Testing Cited (Meets Lender Requirements.) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) . Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.851%, which exceeds the APR, 6.140% threshold of by 0.711%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000110	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) . Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.404%, which exceeds the APR threshold of, 6.140%, by 1.264%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000111	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000112	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000113	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). HPML Testing Cited (Meets Lender Requirements.) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) . Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.012%, which exceeds the APR, 5.660% threshold of by 1.352%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000114	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000115	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Misc-

There are additional asset findings. There are additional observations that could impact the credit decision and/or quality of the loan. The loan application reflects the borrower is purchasing an additional investment property on the same XXXX as the subject property; however, the loan file is missing the required documentation to evidence the funds to close on the concurrent transaction along with verification of the PITIA. The subject loan documents the borrower's verified assets as XXXX with the closing disclosure reflecting the borrower's required funds on the subject purchase were XXXX leaving XXXX in available assets for the concurrent purchase. The HUD1/Closing Disclosure is missing for the concurrent to verify the borrower had sufficient assets to close.

Response 1 (06/15/2019 11:30AM)
Section 4.1 of the ODF Guide reflects the Foreign National program as Stated Income and Verified assets. Section 4.4 of the ODF Guide reflects that sufficient funds to close must be on deposit three day prior to any closing day and a copy of the 2 most recent statements of that account are required. The final loan application reflected total assets of XXXX with XXXX account XXXX which was documented and verified with 2 months statements in file. Concurrent purchase is required to be documented to validate the funds needed for closing to ensure assets in XXXX account ending XXXX are sufficient for both transactions. (Upheld)

Response 2 (06/19/2019 6:13PM)
Documentation provided is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000116	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). HPML Testing Cited (Meets Lender Requirements.) This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.213%, which exceeds the APR, 5.660% threshold of by 2.553%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The origination underwriter omitted debts and included additional assets from proceeds derived from the borrowers refinancing their departure residence and obtaining cash out; however, the loan file is missing the closing disclosure documenting this transaction. Without the departure CD, the debt ratio would be excessive and the borrowers would be short of funds to close. Response 1 (06/28/2019 10:41AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000117	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000118	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.230%, which exceeds the APR threshold of 5.660% by 1.57%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000119	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act(Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000120	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000121	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000122	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

Response 1 (06/07/2019 12:23PM)
The information provided is not sufficient to cure the finding. Although the subject property is in a dry state, the loan file includes a PCCD issued on XXXX which is after funding and the closing date on it is incorrect when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii). (Upheld)	(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The REO section on the loan application reflects that the borrower owns 4 properties, of which only two have verified PITIAs. Missing the other 2 REO PITIA verifications as required.

Response 1 (06/19/2019 6:30PM)
Documentation provided is sufficient. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters for meeting the owner occupied percentage requirements. The subject loan is a purchase of an investment condo. The appraisal reflects the project contains XXXX rental units and XXXX owner occupied units; however, the guidelines require the project to have XXXX or more owner occupied units. The subject property is ineligible due to excessive rental unit ownership.

Response 1 (06/19/2019 6:38PM)
Non-warrantable condos are allowed with Senior Management approval when no more than XXXX of the units are owned by a single entity. Compensating factors: LTV of XXXX DTI of XXXX residual income of XXXX FICO of XXXX Upgraded to XXXX

(Open) Program Parameters-

The subject loan does not meet Program Parameters for active litigation against the HOA of a condo project. The subject loan is an investment purchase of a condo. The loan file is missing the condo questionnaire as required; however, the loan file does contain an attorney letter documenting the HOA is actively in litigation. The condo guidelines reflect that active litigation is generally not eligible, but is reviewable on a case by case basis. Therefore, the subject property is an ineligible transaction.

Response 1 (06/19/2019 6:39PM)
							Non-warrantable condos are allowed with Senior Management approval when no more than XXXXX of the units are owned by a single entity. Compensating factors: LTV of XXXX DTI of XXXX residual income of XXXX FICO of XXXX Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000123	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000124	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000125	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000126	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.813%, which exceeds the APR threshold of 5.710% by 2.103%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000127	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.183%, which exceeds the APR threshold of 6.190% by 0.993%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000128	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.730%, which exceeds the APR, 5.710% threshold of by 3.020%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000129	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, 04/23/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000130	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000131	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000132	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Tool Kit to determine if it was disclosed to the consumer(s) within 3 days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.215%, which exceeds the APR threshold of 5.740% by 0.475%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000133	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.207%, which exceeds the APR threshold of, 5.740%, by 0.467%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000134	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000135	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Tool Kit provided in the loan file in order to determine if it was disclosed to the consumer(s) within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000136	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Tool Kit provided in the loan file in order to determine if it was disclosed to the consumer(s) within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.714%, which exceeds the APR threshold of 6.210% by 0.504%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000137	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000138	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Tool Kit to determine if it was disclosed to the consumer(s) within 3 days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal, State or Local HPML. (12 CFR §1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.635%, which exceeds the APR threshold of 5.680% by 0.955%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000139	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12. CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000140	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal Misc- The subject is a non-owner business purpose loan for the purchase of an investment property. Per guidelines, the appraiser is to provide a Rental Survey (Form 1007) for the subject property to indicate a dollar amount at which the property might be rented. The Rental Survey was missing from the loan file. Response 1 (07/01/2019 12:14PM) Acknowledgement form provided is sufficient to resolve finding. Rent for subject not utilized.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000141	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 7.563%, which exceeds the APR threshold of 6.160% by 1.403%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000142	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z). 12 CFR 1026.19(b).

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the revised LE issued on XXXX was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.

Response 1 (07/19/2019 2:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Incomplete / Inaccurate-

The CD issued on XXXX is missing pages 3, 4 & 5. Truth in Lending Act (Regulation Z) 12 CFR 1026.38.

Response 1 (07/19/2019 2:54PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000143	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.

Response 1 (07/19/2019 3:39PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) Application- The final application is missing from the loan file. Response 1 (07/18/2019 2:18PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000144	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000145	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.278%, which exceeds the APR threshold of, 6.160%, by 0.118%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000146	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000147	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000148	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.140%, which exceeds the APR threshold of, 5.610%, by 0.530%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000149	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/26/2019 11:35AM)
Based on the clients average cost for their BPO process the exception has been resolved.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000150	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000151	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000152	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.209%, which exceeds the APR threshold of, 5.530%, by 0.679%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000153	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000154	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000155	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. Page 2 of the Fixed/Adjustable Rate Rider was not included in the loan file.

Response 1 (09/09/2019 10:36AM)
The complete mortgage has been provided and is sufficient to cure the exception. (Resolved)

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000156	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.040%, which exceeds the APR threshold of, 5.890%, by 0.150%. The loan met the Escrow and Appraisal requirement.

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000157	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.531%, which exceeds the APR threshold of, 5.360%, by 1.171%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000158	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR §1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.338%, which exceeds the APR threshold of, 5.360%, by 1.978%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000159	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000160	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.222%, which exceeds the APR threshold of, 5.370%, by 2.852%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000161	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000162	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii). (Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000163	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters-

The subject loan is a NOO Business Purpose purchase with a XXXX LTV which closed on XXXX and an application date of XXXX Per the underwriter's note on the loan approval worksheet, subject was locked using the XXXX ODF matrix. Per the new matrix, dated XXXX the maximum LTV for a NOO Business Purpose loan purchase is XXXX therefore, loan does not meet guidelines.

Response 1 (08/28/2019 11:39AM)
Underwriting Loan Approval Worksheet in file reflected UW guidelines comments which stated updated rate sheet XXXX reduced rate to XXXX The Matrix in the loan file is dated XXXX and reflects a max LTV of XXXX for XXXX. Matrix dated 8/6/2019 not provided. (Upheld)

Response 2 (09/05/2019 2:13PM)
							Updated matrix dated XXXX provided which verified max LTV for NOO Business Purpose as XXX (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000164	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000165	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the Credit Report on the revised LE issued on XXXX was not accepted. The COC provided does not list the reason why the appraisal fee increased. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.

Response 1 (09/18/2019 12:06PM)
The documentation provided is not sufficient to clear the defect. A corrected CD is required to be issued to the borrower reflecting the cure. (Upheld)

Response 2 (09/23/2019 4:49PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) REO PITI- The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. The subject transaction is a refinance of a XXXX. The conditional loan approval in the file reflects the XXXX and the borrower's primary residence to close simultaneously with the same lender. The PITI/terms of the primary residence refinance is not documented in the file other than what's reflected on the final loan application. Response 1 (09/03/2019 9:46AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000166	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000167	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000168	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) REO PITI- The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The 1003 reflected a mortgage with New Shell for property located at XXXX and is reflected on the OCR, however, the loan file does not contain a mortgage statement reflecting if property is escrowed or evidence of the taxes and insurance payments for the property. Response 1 (09/03/2019 9:51AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000169	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000170	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) REO PITI- The borrower's hazard insurance on the primary residence is not confirmed/documented. Response 1 (10/08/2019 1:37PM) Documentation provided is sufficient. (Resolved) (Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required to close. Total required assets XXXX Total verified assets in the file XXXX results in a funds shortage of XXXX The earnest money deposit of XXXX is not verified in the file to support sufficient funds to close. Response 1 (09/23/2019 2:41PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000171	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000172	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000173	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000174	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000175	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects incorrect name for Appraisal Fee under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on, XXXX . Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/09/2019 10:33AM)
The PCCD provided reflects the correct payee. The document provided is sufficient to cure the exception.(Resolved)

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000176	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet to determine if it was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Tool Kit to determine if it was disclosed to the consumer within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.890%, which exceeds the APR threshold of 5.750% by 1.140%. The loan meets the escrow and appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000177	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000178	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID - Post-Consummation CD delivery date Borrower paid amount-

						The file contains a signed/certified ALTA statement dated, XXXX The statement does not match the PCCD issued on, XXXX Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the PCCD, page 3 " Total Paid Already by or on Behalf of the Borrower at Closing" does not reflect the correct total when computed. The total should reflect XXXX rather than XXXX resulting in a refund to the borrower in the amount of XXXX matching ALTA statement dated XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000179	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.949%, which exceeds the APR threshold of, 5.750%, by 1.199%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000180	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XXXX 'was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (09/23/2019 4:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 2 (09/24/2019 11:55AM)
						(Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000181	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Misc-

Per the lender's approval, the borrower is purchasing two investment properties simultaneously with both loans being underwritten with XXXX. The required assets to close for the subject and additional property as per the lender's asset summary is XXXX and documented funds are fromXXXXX checking account statements for accounts XXXX and XXXX dated XXXX in the amount of XXXX and XXXX respectively. The loan file contained copies of the XXXX statement for account number XXXX however, is missing the XXXX statement for XXXX

Response 1 (08/23/2019 10:27AM)
Documentation provided is sufficient. (Resolved)

(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed or documented. Per the lender's approval, the borrower is purchasing two investment properties simultaneously with both loans being underwritten with XXXX The loan file contains no documentation verifying the PITI for the concurrent transaction. Audit debt calculation utilized the PITI payment reflected on the subject 1003 and the DTI is XXXX

Response 1 (08/23/2019 10:28AM)
Documentation provided is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000182	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal Misc-

The subject property is located in the state of XXXX The appraisal was made "as-is" with the water heater not properly double strapped, with no smoke alarms in all bedroom areas, and with no CO2 in upstairs area as per local code. An appraisal update (Form 1004d/442) is not present in the file to confirm subject property is up to code.

Response 1 (09/17/2019 11:41AM)
							Compensating Factors: Low LTV of XXXX no mortgage lates in the last 12 months, positive cash flow on subject, borrower has owned subject property for 16 years, traditional DTI of XXXX with residual income of XXXX Upgraded to EV2. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000183	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD- Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on, XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (09/27/2019 11:47AM) Based on the clients average cost for their BPO process the exception has been resolved.	(Clear) REO PITI- The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The subject transaction closed simultaneously with another investment property located at XXXX, with the subject loan application reflecting the PITI of XXXX and a new loan amount of XXXX for XXXX The terms of the new mortgage and payoff of the private note in the original amount of XXXX is not verified in the file. Response 1 (09/18/2019 11:11AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000184	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000185	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.605%, which exceeds the APR threshold of, 5.300%, by 3.305%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000186	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.152%, which exceeds the APR threshold of, 5.760%, by 0.392%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Open) Program Parameters-

The subject loan does not meet Program Parameters for a 24 month housing payment history per the 1 month bank statement program. A verification of rent/lease provided for 5 months. The borrower previously lived rent free. Exception was granted at origination. Compensating factors: XXXX which is below max of XXXX residual income of XXXX or XXXX months reserves verified, and borrower has been in same profession for over 5 years.

(Open) Program Parameters-

							The subject loan does not meet Program Parameters for charge-off requirements per the 1 month bank statement program. Loan closed XXXX A paid charge-off with XXXX a revolving account with date of last activity XXXX is less than 3 years as required. Exception was granted at origination. Compensating factors: DTI XXXX which is below max of XXXX residual income of XXXX XXXX or XXXX months reserves verified, and borrower has been in same profession for over 5 years.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000187	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.464%, which exceeds the APR threshold of, 5.290%, by 0.174%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000188	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000189	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000190	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.130%, which exceeds the APR threshold of, 5.800%, by 1.330%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000191	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PXCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii). (Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000192	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.967%, which exceeds the APR threshold of, 5.800%, by 0.167%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Re-Inspection Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)A cost to cure in the amount of XXXX is required.

Response 1 (10/02/2019 11:26AM)
						The explanation provided is sufficient to clear the defect. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000193	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.910%, which exceeds the APR threshold of, 5.290%, by 1.620%. The loan met the Escrow and Appraisal requirement.	(Open) Program Parameters-

							The guidelines for the 1 month bank statement program require that the borrower not have any charge off, collections or tax liens in the last 3 years and to have a recent 24 month mortgage or VOR history. Per the loan approval, an exception was requested due to the borrower having had a medical collection account with XXXXXXXX. which was opened on XXXX and paid off on XXXX and not having a recent 24 month mortgage or VOR history. Compensating Factors: Borrower has residual income of XXXX LTV of XXXX and borrower has been self-employed in the same line of work for XXXX years. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000194	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) Appraisal Misc- The loan file contains a review appraisal which was done by the lender that reflects a value of XXXX and references an appraisal for the same amount which was used at origination and equates to an LTV of XXXX The loan file contains three copies of the appraisal from the same appraiser, however, they all reflect a value of XXXX The loan file is missing the appraisal which reflects the XXXX value which was used at origination as noted on the review appraisal and loan approval. Response 1 (09/18/2019 11:16AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000195	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000196	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000197	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000198	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Open) Program Parameters- The subject loan does not meet Program Parameters for mortgage late in past 5 years per One Month Bank Statement Program. The credit report reflects the mortgage paid off at closing with XXXX XXXX with a 30 day late payment on XXXX and an exception was made. Compensating factors: FICO XXXX mortgage late is isolated incident with no other derogatory credit with a credit depth of XXXX years, residual income XXXX LTV XXXX	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000199	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) TRID CD- 'Title' missing-

						The Electronic Recording Fee and Overnight Fee on the PCCD is not preceded by the word 'Title'. Per Regulation, services related to the issuance of title insurance policies must be described with the word 'Title' at the beginning of the item. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f)(2)-(3), 12 CFR 1029.38(g)(4)(i); 12 CFR 1026.37(f)(2)(i) & Official Comment 37(f)(2)-3, 12 CFR 1026.37(f)(3)(i)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000200	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal Misc-

The origination appraisal was completed "as-is" however Form 442 is required to evidence a handrail at the staircase installed to code which is noted on the Appraisal review and appraisal photos. The Completion Certificate is not provided in the file.

Response 1 (09/18/2019 11:39AM)
							Documentation provided is sufficient. Revised appraisal with notes provided with added comment in regards to FIRREA request: Staircase is not considered a health or safety issue, as lower section features handrail, and upper section is short and narrow to landing. Staircase does not violate code. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000201	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.287%, which exceeds the APR threshold of, 5.800%, by 1.487%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000202	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Note- The note was not completed accurately. There was no evidence in the loan file of an addendum to the Note for the Prepayment Penalty. Response 1 (09/23/2019 4:38PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000203	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000204	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.911%, which exceeds the APR threshold of, 5.290%, by 0.621%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000205	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.956%, which exceeds the APR threshold of, 5.800%, by 2.156%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000206	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.430%, which exceeds the APR threshold of, 5.800%, by 1.630%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000207	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000208	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.034%, which exceeds the APR threshold of, 5.300%, by 0.734%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000209	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000210	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, 08/05/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b). (Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000211	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000212	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR §1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.482%, which exceeds the APR threshold of, 5.800%, by 0.682%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, 08/07/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000213	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.788%, which exceeds the APR threshold of, 5.150%, by 0.638%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000214	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.882%, which exceeds the APR threshold of 5.150% by 1.732%.The loan met the Escrow and Appraisal requirement.	(Clear) Donor's ability to provide-

Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. The gift letter for XXXX reflects the gift given from the borrower's XXXXX, XXXX. The file contains a wire on XXXX directly to the title company in the amount of XXXX and does not reflect the borrower's XXXXX as the remitter as XXXX is listed who shares the same last names as the borrower's spouse. No further documentation in the file to determine source of gift funds. Total required funds to close XXXX Earnest money deposit XXXX sourced. Business assets withXXXX XXXX in file. Funds short to close without use of gift funds.

Response 1 (11/04/2019 10:36AM)
Documentation provided is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000215	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.717%, which exceeds the APR threshold of, 5.150%, by 1.567%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000216	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- Page 15 of the Security Instrument was not included in the loan file. Response 1 (10/22/2019 9:27AM) The complete mortgage document has been provided and is sufficient to cure the exception. (Resolved).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000217	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan is a Foreign National limited cash out refinance of a XXXX which closed in the name of a business with the borrower being a personal guarantor. Per the underwriting matrix, loans made to a Business Entity or Trust are not available under the Foreign National program. Response 1 (10/28/2019 9:54AM) Explanation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000218	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000219	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000220	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.834%, which exceeds the APR threshold of, 5.640%, by 0.194%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000221	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, 08/16/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.526%, which exceeds the APR threshold of, 5.640%, by 0.886%. The loan met the Escrow and Appraisal requirement.

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000222	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)- Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (10/21/2019 10:53AM) The documents provided are sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000223	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.840%, which exceeds the APR threshold of, 5.140%, by 0.700%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000224	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- The conditional approval is missing from the file as the one provided was for a different borrower and a different transaction. Response 1 (10/21/2019 2:13PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000225	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.702%, which exceeds the APR threshold of, 6.640%, by 0.062%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000226	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.974%, which exceeds the APR threshold of, 5.090%, by 1.884%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000227	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii) (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000228	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000229	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Tool Kit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Open) Miscellaneous-

Per the appraisal, the subject property is located on a private road and is not part of an HOA community. The appraiser notated that there is no private road maintenance agreement, however, there is a verbal agreement among the property homeowners to repair the road as needed. The investor guidelines state a road maintenance agreement is required for private road access. The loan file contains a letter from the borrower acknowledging that there is only a verbal agreement for the road maintenance and that there are no monthly or yearly fees. Compensating Factors: DTI of XXXX residual income of XXXX FICO of XXXX XXXX in reserves or XXXX months, borrower has owned subject for over XXXX years and borrower has been self-employed for XXXX years. Upgraded to EV2.

(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The final loan application reflected monthly taxes and insurance in the amount of XXXX on the property located at XXXX; monthly payment for taxes and insurance of XXXX on the property located at XXXX and monthly taxes and insurance of XXXX for the departing property located at XXXX. The loan file did not contain any documentation to verify the taxes and insurance payments as required. In addition, the final 1003 and the OCR reflected a mortgage with XXXX in the amount of XXXX and a monthly payment of XXXX and was included in the liabilities at origination, however, it was not indicated what property the mortgage was tied to.

Response 1 (10/28/2019 9:41AM)
							Documentation provided is sufficient. All taxes and insurance verified on REO. Mortgage with XXXX with payment of XXXX and balance of XXXX is tied toXXXX which was awarded to ex-spouse in Divorce Decree and property was deeded to ex-spouse on XXXX Borrower has no responsibility for property. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000230	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000231	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 8.153, which exceeds the APR threshold of, 5.090%, by 3.063%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on 11/01/2019 does not reflect the correct Borrower address. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000232	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.537%, which exceeds the APR threshold of, 6.590%, by 0.947%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000233	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.854%, which exceeds the APR threshold of, 5.590%, by 0.264%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000234	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000235	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Misc- The borrower was qualified using the 12 month Bank Statement Program. The file contains assets statements from XXXX to XXXX however, was missing the asset statement for XXXX The asset statement XXXX was provided and used instead, however the most recent statements are required therefore the assets statement for XXXX is required. Response 1 (11/11/2019 2:16PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000236	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000237	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.250%, which exceeds the APR threshold of, 5.090%, by 0.160%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000238	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.516%, which exceeds the APR threshold of, 5.590%, by 0.926%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000239	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000240	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.344%, which exceeds the APR threshold of, 5.090%, by 1.254%. The loan met the Escrow and Appraisal requirement.	(Open) Program Parameters- Per guidelines, a XXXX month recent mortgage history is required for the 1 month bank statement program. Per the loan approval, an exception was requested for the borrower's lack of a recent XX month recent mortgage history. Borrowers have been living in the subject property for XXXX years and the previous mortgage was paid off on XXXX Compensating Factors: Borrower has residual income of XXXX DTI of XXXX LTV XXXX borrower has been self-employed for the past XXXX years and has owned the subject property for XXXX years. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000241	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000242	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The Notary date of XXXX differs from printed date reflected on the Mortgage of XXXX Response 1 (01/14/2020 2:53PM) The documentation provided is not sufficient to cure the finding. Only the Note and the Prepayment Addendum to the Note was provided. The Mortgage was not provided. (Upheld) Response 2 (01/15/2020 11:42AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000243	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000244	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 5.647%, which exceeds the APR threshold of 5.120% by .527%.The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000245	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.973%, which exceeds the APR threshold of, 5.090%, by 2.883%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000246	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000247	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000248	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD- Total of Payments- The loan failed the TRID Total of Payments tolerance test. Per Regulation Z, the Total of Payments is considered inaccurate if the disclosed Total of Payments is understated by more than XXXX The final (last revised) CD issued on 10/02/2019 has a disclosed Total of Payments of XXXX which is less than the system calculated Total of Payments of XXXX The Total of Payments on the final CD is understated by XXXX which is more than the allowable tolerance of XXXX A cost to cure in the amount of XXXX is required. Response 1 (11/04/2019 11:12AM) Finding Voided.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000249	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) REO PITI- The borrower owns other real estate and the HOA for the departure residence is not confirmed/documented. The borrower's departing home is a condo and the final loan application reflects HOA dues of XXXX and is not verified in the file. Response 1 (10/28/2019 9:11AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000250	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000251	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000252	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 5.410%, which exceeds the APR threshold of 5.03% by 0.038%.The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000253	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.266%, which exceeds the APR threshold of, 5.030%, by 1.236%. The loan met the Escrow and Appraisal requirement.	(Clear) Assets- Per the final CD, the borrower was required to bring XXXX to closing after a XXXX EMD and XXXX POC. The borrower's total required funds to close were XXXX The borrower's total verified funds were XXXX which matched the disclosed assets on the final loan application. The borrower was short verified assets of XXXX Response 1 (11/11/2019 2:37PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000254	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b). (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000255	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000256	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) Miscellaneous- The loan file contains a lien/judgment search reflecting an outstanding judgment lien from XXXX/Recorder of Deeds in the amount of XXXX filed on 6/2016 and without a disposition/release date. No further documentation in the file to explain the judgment lien or confirm satisfied. Response 1 (11/15/2019 12:40PM) Judgment did not appear on credit report or Title Commitment therefore there was no impact to title on the subject property as outlined in section 4.8 of the guidelines. (Void)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000257	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.967%, which exceeds the APR threshold of 5.7% by 1.267%.The loan met the Escrow and Appraisal requirement.	(Open) Gift Letter / Funds-

The borrower received gifts funds of XXXX on XXXX and XXXX on XXXX as per gift letters in file. The borrower's bank statement with XXXX for account XXXX dated XXXX reflected the deposits into the account, however, no documentation was in file to verify the transfer of the gift funds.

Response 1 (10/28/2019 10:20AM)
Section 8.7 of the guidelines requires receipt of Gift Funds to be documented with evidence that the gift funds have been transferred from the donor's account to the borrower and that the gift funds came from an acceptable source. Documentation may include a copy of the wire receipt from the donor's account into the borrower's account or a copy of the certified check from the donor to the borrower or if the gift funds were deposited directly in escrow, a copy of the check with a certified escrow deposit or wire receipt showing funds were from the donor's account is required. The loan file contained the borrower's bank statements verifying the deposit of the gift funds matching the gift letters only as no verification of the donor's ability to provide the gift was provided in the form of the donor's statements, checks or wire. (Upheld)

Response 2 (11/15/2019 11:06AM)
							Subject Note date is XXXX and the two gifts in question were verified to have been deposited into the borrower's bank account with XXXX ending XXXX on XXXX and XXXX respectively. The two gift deposits match the gift letters in file and are seasoned over XXXX days. Compensating Factors: DTI of XXXX residual income of XXXX borrower has been self-employed owner for XXXX years and in the same profession for XXXX years. Upgraded to EV2. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000258	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000259	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000260	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i). (Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000261	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000262	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000263	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii) (Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000264	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Clear) TRID - 10% Tolerance Violation Not Cured-

The loan failed the charges that in total cannot increase more than 10% test due to the following: A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (10/21/2019 11:15AM)
The documents provided are not sufficient to cure the exception. A note from the broker indicating he will be responsible for the cure and for the funds to be taken out of the his broker comp, does not cure the exception. A reimbursement in the amount of XXXX is required as well as an updated PCCD, LOE and proof of delivery to the borrower. (Upheld)

Response 2 (11/04/2019 2:42PM)
The documentation provided is not sufficient to clear the defect. The PCCD issued on XXXX does not match the ALTA Final Settlement Statement issued on XXXX nor does the XXXX cure reflect on the PCCD. If curing the violation with a refund, the following documents are required: LOE to consumer(s), updated PCCD reflecting the refund, and copy of the refund check. (Upheld)

Response 3 (11/15/2019 11:27AM)
After further research, it is acceptable for a Mortgage Broker to cure a tolerance violation. The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 5.095%, which exceeds the APR threshold of 5.03% by .065%.The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000265	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000266	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Open) Program Parameters-

							The subject loan is an owner occupied cash out refinance using the One Month Bank Statement program. Per the program guidelines, a 24 month mortgage history is required. The loan file contained copies of mortgage checks and VOMs for the two private mortgages on the subject which were paid at closing. Documentation for the private mortgages covered a time period from XXXX to XXXX however, no previous history verifying the additional period from XXXX to XXXX was in file and none was reflected on the OCR. Per the loan approval, a condition for the copy of the note and previous mortgage payments covering the time period from XXXX to XXXX was requested and no exception was noted for the lack of a 24 month mortgage history. Compensating Factors: VOMs documented satisfactory payment history on two private mortgages, FICO of XXXX with zero late payments, borrower has occupied subject property for XXXX years, borrower has been self-employed in the same profession for XXXX years, LTV of XXXX Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000267	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.712%, which exceeds the APR threshold of, 5.100%, by 1.612%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000268	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.424%, which exceeds the APR threshold of, 5.100%, by 1.324%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000269	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.486%, which exceeds the APR threshold of, 5.100%, by 0.386%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000270	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000271	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.566%, which exceeds the APR threshold of, 5.100%, by 0.466%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000272	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000273	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b). (Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000274	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The notary date on the security instrument is XXXX and should reflect XXXX Response 1 (11/27/2019 10:40AM) The lender has provided a correction instrument executed by the notary. The document is sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000275	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.981%, which exceeds the APR threshold of, 5.740%, by 2.241%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000276	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.328%, which exceeds the APR threshold of, 5.740%, by 1.588%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000277	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000278	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000279	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.815%, which exceeds the APR threshold of, 5.270%, by 0.545%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000280	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000281	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000282	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000283	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000284	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000285	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000286	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) Subordination Agreement-

The subject transaction paid off a 1st mortgage lien and a 2nd HELOC with XXXX The loan file contained a payoff statement which required signature authorization to close the HELOC however it was not completed as required to ensure first lien position for the subject mortgage.

Response 1 (12/09/2019 1:12PM)
Documentation provided is sufficient. (Resolved)

(Clear) Program Parameters-

Per the lender's guidelines; documentation to support the borrower's self-employment in a legitimate and active business covering the most recent two years, as of the application date, must be obtained on income documentation programs that are less than Full Doc (i.e.: Alt Doc and Stated Income). The subject loan is a 12 months bank statement program which falls under the alternative documentation guidelines. The borrower is a self employed consultant set up as an XXXX however, the loan file did not contain any evidence of the business either in the form of a business license, copies of the articles of organization or CPA letter as per the guidelines.

Response 1 (12/09/2019 1:12PM)
							Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000287	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000288	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000289	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000290	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.213%, which exceeds the APR threshold of, 5.190%, by 0.023%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000291	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000292	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000293	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000294	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) Final Application- The Final Application was not provided for the co-borrower in the loan file as required. Response 1 (01/02/2020 12:52PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000295	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000296	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). The loan has an APR of, 7.492%, which exceeds the APR threshold of, 5.190%, by 2.302%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000297	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file dated XXXX was not disclosed within 3 days of the application date, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Open) Program Parameters- Per the approval, an exception and requalification was notated as the borrower's brother was the Loan Officer on a 1 month bank statement program. Compensating Factors: borrower has resided in the subject property for XXXX years with a XXXX month payment history on the current loan and XXXX months on the prior loan with no late payments, FICO score of XXXX self employed for XXXX years in same profession for XXXX years with residual income of XXXX per month.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000298	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.782%, which exceeds the APR threshold of, 5.190%, by 1.592%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000299	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000300	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i). (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000301	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.297%, which exceeds the APR threshold of 5.660% by 0.637%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD- 'Title' missing-

						The Secondary Mortgage Market Fee on the PCCD is not preceded by the word 'Title'. Per Regulation, services related to the issuance of title insurance policies must be described with the word 'Title' at the beginning of the item. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f)(2)-(3), 12 CFR 1029.38(g)(4)(i); 12 CFR 1026.37(f)(2)(i) & Official Comment 37(f)(2)-3, 12 CFR 1026.37(f)(3)(i)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000302	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.648%, which exceeds the APR threshold of, 5.660%, by 1.988%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) Tax Returns Obtained- The loan closed as a full doc loan with the borrower being self-employed as Schedule C sole proprietor. The XXXX and XXXX 1040 tax returns are not signed as required per the guidelines. Response 1 (12/03/2019 12:58PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000303	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 8.013%, which exceeds the APR threshold of, 5.190%, by 2.823%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000304	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000305	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. (Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000306	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000307	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.808%, which exceeds the APR threshold of, 5.200%, by 0.608%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000308	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Missing Mortgage-

Mortgage Missing- Security instrument is missing from loan file.

Response 1 (11/11/2019 4:48PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.608%, which exceeds the APR threshold of, 5.610%, by 0.998%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000309	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000310	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000311	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) Final Application- The loan file was missing the final signed 1003. Response 1 (11/11/2019 2:22PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000312	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.779%, which exceeds the APR threshold of, 5.610%, by 0.169%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000313	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.970%, which exceeds the APR threshold of, 5.200%, by 1.770%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000314	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 8.847%, which exceeds the APR threshold of, 5.200%, by 3.647%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000315	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z). 12 CFR 1026.19(b). (Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000316	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). The loan has an APR of, 5.977%, which exceeds the APR threshold of, 5.200%, by 0.777%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000317	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000318	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000319	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000320	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000321	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 8.184%, which exceeds the APR threshold of, 5.530%, by 2.654%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

						There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000322	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000323	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD ' Closing Information/Property Address-

						The PCCD issued on XXXX does not reflect the correct property address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(vi).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000324	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000325	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.535%, which exceeds the APR threshold of, 5.530%, by 1.005%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000326	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.520%, which exceeds the APR threshold of, 5.240%, by 0.280%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file (reason why the fee increased was not provided). Therefore, the increase to the following fee on the revised LE issued on 11/13/2019 was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.

Response 3 (01/14/2020 11:18AM)
Based on calibration and confirmation by counsel, the information provided is sufficient to clear the defect. (Resolved)

Response 1 (12/20/2019 1:45PM)
The documentation provided is not sufficient to clear the defect. Although a COC was provided on XXXX stating why the appraisal fee increased, there is an appraisal invoice in the file with the new, higher amount on XXXX This is evidence the Lender knew about the fee increase more than 3 days from re-disclosure. (Upheld)

Response 2 (12/30/2019 1:00PM)
						The appraisal invoice is dated XXXX In utilizing the 3 day mail rule the lender would have received the invoice on XXXX The lender than has three days to provide a updated disclosure. The revised disclosure was provided to the borrower on XXXX which is outside of the 3 day requirement. If the XXXX date was used, the revised disclosure would have needed to be sent by XXXX The re-disclosure was sent to the borrower on XXXX which is still outside the 3 day requirement. (Upheld)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000327	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.789%, which exceeds the APR threshold of, 5.530%, by 2.259%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, 10/18/2019. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000328	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000329	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000330	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000331	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000332	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.845%, which exceeds the APR threshold of, 5.240%, by 0.605%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000333	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.443%, which exceeds the APR threshold of, 5.240%, by 0.203%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000334	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000335	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000336	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.581% which exceeds the APR threshold of 5.530% by 2.051%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) Federal - HOEPA / High-Cost (Points & Fees)-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR§1026.32(a)(1)(ii)(A), (B) ). The loan amount is XXXX or more, and the transaction's total points and fees is XXXX which exceeds 5 percent of the total loan amount of XXXX The following points and fees were included in the calculation: Mortgage Broker Fee, Processing Fee and Underwriting Fee.

Response 1 (02/04/2020 6:30PM)
The information provided is not sufficient to cure the finding.32(b)(1)(i)(D) references Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section. Please provide information reflecting the processing fee is not paid to the creditor, loan originator, or an affiliate of either.

Response 2 (02/07/2020 2:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA / High-Cost (Disclosure Timing)-

The loan failed the high-cost mortgage (HOEPA) timing of disclosure test due to the following: This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR§1026.31(c) ). The High-Cost Mortgage Disclosure Date was not provided.

Response 1 (02/04/2020 6:31PM)
The information provided is not sufficient to cure the finding.32(b)(1)(i)(D) references Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section. Please provide information reflecting the processing fee is not paid to the creditor, loan originator, or an affiliate of either.

Response 2 (02/07/2020 2:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA / High-Cost (Late Fees)-

The loan failed the high-cost mortgage (HOEPA) late charges test due to the following: This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due.

Response 1 (02/04/2020 6:31PM)
The information provided is not sufficient to cure the finding.32(b)(1)(i)(D) references Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section. Please provide information reflecting the processing fee is not paid to the creditor, loan originator, or an affiliate of either.

Response 2 (02/07/2020 2:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA / High-Cost (Financed Points & Fees)-

The loan failed the high-cost mortgage (HOEPA) financing of points and fees test. The loan finances, directly or indirectly, any points and fees, as defined in the legislation. The loan finances points and fees totaling XXXX A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in '1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under '1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis. The following points and fees were included in the calculation: Mortgage Broker Fee, Processing Fee and Underwriting Fee.

Response 1 (02/04/2020 6:32PM)
The information provided is not sufficient to cure the finding.32(b)(1)(i)(D) references Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section. Please provide information reflecting the processing fee is not paid to the creditor, loan originator, or an affiliate of either.

Response 2 (02/07/2020 2:23PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA / High-Cost (Pre-Loan Counseling)-

The loan failed the high-cost mortgage (HOEPA) pre-loan counseling date test due to the following: This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR§1026.34(a)(5)(i), (ii) The High-Cost Mortgage Pre-Loan Counseling Disclosure was not provided.

Response 1 (02/04/2020 6:32PM)
The information provided is not sufficient to cure the finding.32(b)(1)(i)(D) references Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section. Please provide information reflecting the processing fee is not paid to the creditor, loan originator, or an affiliate of either.

Response 2 (02/07/2020 2:25PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000337	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). A valid change of circumstance was provided in the loan file, but the reason provided was not valid. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (12/10/2019 4:47PM)
The documentation provided is not sufficient to cure the finding. Adding an AMC management fee is not an allowable reason to increase the appraisal fee. (Upheld)

Response 2 (12/17/2019 3:41PM)
The documentation provided is sufficient to cure the finding.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.580%, which exceeds the APR threshold of, 5.530%, by 1.050%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000338	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.447%, which exceeds the APR threshold of, 5.290%, by 2.157%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000339	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000340	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.448%, which exceeds the APR threshold of, 5.290%, by 2.158%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000341	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.843%, which exceeds the APR threshold of, 5.530%, by 1.313%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000342	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000343	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.114%, which exceeds the APR threshold of, 5.290%, by 0.824%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000344	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000345	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for the Foreign National program. The guidelines require an original credit reference letter from an internationally known financial institution, a US credit report with at least two trade lines with minimum age of two years for one trade line; or an international credit report is required if a US credit report cannot be produced. The loan file does not contain a credit reference. In addition, an executed W-8 (BEN) IRS form was not provided.

Response 1 (02/07/2020 9:57AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000346	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000347	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000348	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000349	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000350	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.963%, which exceeds the APR threshold of, 5.550%, by 0.413%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000351	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000352	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000353	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000354	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000355	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) Gift Letter / Funds- A required gift letter was missing from the file and/or the donor funds were not verified. The loan approval contained in the loan file indicates the gift letter was received on XXXX however, it is not contained in the loan file as indicated. Response 1 (12/09/2019 1:09PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000356	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000357	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.251%, which exceeds the APR threshold of, 5.550%, by 1.701%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000358	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000359	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.098%, which exceeds the APR threshold of, 5.320%, by 1.778%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000360	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.683%, which exceeds the APR threshold of, 6.550%, by 0.133%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000361	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.713%, which exceeds the APR threshold of, 5.550%, by 0.163%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000362	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.760%, which exceeds the APR threshold of, 5.320%, by 0.440%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

						The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000363	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000364	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000365	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.807% which exceeds the APR threshold of 5.320% by 0.487%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000366	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000367	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000368	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.827%, which exceeds the APR threshold of, 5.550%, by 1.277%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000369	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.082%, which exceeds the APR threshold of, 5.320%, by 0.762%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000370	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000371	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i)

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000372	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.081%, which exceeds the APR threshold of, 5.550%, by 0.531%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The loan file contained the Borrower's bank statement dated XXXX and represents 39 days prior to closing. The guideline requires asset statements to be within 30 days of closing. The loan file contains an official check for the closing funds; however, is drawn on an account which was not verified. Response 1 (01/18/2020 10:10AM) Explanation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000373	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.432%, which exceeds the APR threshold of, 5.320%, by 2.112%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000374	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)- This loan failed the initial closing disclosure delivery date test. The Closing Disclosure dated XXXX was not received by the borrower at least three business days prior to the Consummation Date XXXX Response 1 (12/23/2019 10:23AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000375	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000376	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.389%, which exceeds the APR threshold of, 5.230%, by 2.159%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the CHARM provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower address. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i)

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000377	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000378	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000379	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000380	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.934%, which exceeds the APR threshold of, 5.530%, by 2.404%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(i)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000381	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000382	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX The following fees were applied towards APR: Commitment XXXX Mortgage Broker XXXX Title - Administration XXXX Title - Attorney's XXXX Title - Copy XXXX Title - Document Handling XXXX Title - Download XXXX Title - Overnight/Delivery XXXX Title - Settlement Agent XXXX and Prepaid Interest XXXX

Response 1 (01/16/2020 12:10PM)
						PCCD, Letter, Refund Check, and Delivery have been provided and are sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000383	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000384	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000385	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.604%, which exceeds the APR threshold of, 5.230%, by 0.374%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000386	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000387	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000388	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000389	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000390	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for NP DSCR+ program. The minimum DSCR required is 1. A special annual assessment tax of XXXX is required to be paid directly from the Borrower and not included in escrow. The Lender did not include the special tax assessment in the PITIA calculation decreasing the DSCR to XXXX

Response 1 (01/16/2020 12:00PM)
Documentation provided is sufficient. (Resolved)

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The Borrower recently refinanced an investment property with the subject Lender and the loan approval required an estimated settlement statement documenting net proceeds. The loan file does not contain a settlement statement for the recent refinance, resulting in insufficient funds to close. Based on the Asset Summary Report, the Borrower netted XXXX The borrower is short assets to close by XXXX

Response 1 (01/16/2020 11:52AM)
							Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000391	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000392	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000393	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000394	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.081%, which exceeds the APR threshold of, 5.300%, by 1.781%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Open) REO PITI- The 1003 and loan approval reflect 4 concurrent refinances with XXXX which includes the subject and 3 investment properties and all were to close concurrently, however, the loan file does not contain any documentation reflecting the new loans and the terms. Per the 1003, new loans were taken out for properties located at XXXX, and a monthly payment of XXXX CSC XXXX XXXX and a monthly payment of XXXX and at XXX t in the amount of XXXX and monthly payment of XXXX	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: FICO score of 696 is more than 10 points above the minimum of 650. Borrower has 20 years in the same profession. Total residual income is $12,670 per month.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000395	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.842%, which exceeds the APR threshold of, 5.540%, by 0.302%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The CD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000396	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000397	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Finance Charge Fail-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than XXXX The final (last revised) PCCD issued on, XXXX has a disclosed Finance Charge of XXXX which is less than the system calculated Finance Charge of XXXX The Finance Charge on the final PCCD is understated by XXXX which is more than the allowable tolerance of XXXX following fees were included in the Finance Charge calculation: Mortgage Broker Fee XXXX Processing Fee XXXX Underwriting Fee XXXX HOA Cert Fee XXXX Title Settlement Agent Fee XXXX and Prepaid interest XXXX The index used for testing is, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.18(d); 12 CFR 1026.38(o)(2) [TRID]

Response 1 (01/22/2020 12:15PM)
The PCCD, LOE proof of delivery and re-imbursement check provided are sufficient to cure the exception. (Resolved)

(Clear) TRID - Finance Charge Fail Rescission Finance Charge Fail-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than XXXX The final (last revised) PCCD issued on, XXXX has a disclosed Finance Charge of XXXX which is less than the system calculated Finance Charge of XXXX The Finance Charge on the final PCCD is understated by XXXX which is more than the allowable tolerance of XXXX following fees were included in the Finance Charge calculation: Mortgage Broker Fee XXXXX Processing Fee XXXX Underwriting Fee XXXX HOA Cert Fee XXXX Title Settlement Agent Fee XXXX Prepaid Interest XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.23(h)(2)(i).

Response 1 (01/22/2020 12:17PM)
The PCCD, LOE proof of delivery and re-imbursement check provided are sufficient to cure the exception. (Resolved)

(Open) CHARM Booklet - Late-

						CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000398	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.812%, which exceeds the APR threshold of, 5.300%, by 0.512%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000399	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000400	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.676%, which exceeds the APR threshold of, 5.300%, by 1.376%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000401	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000402	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000403	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000404	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000405	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Clear) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the PCCD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX	(Clear) REO PITI-

The loan file contains a XXXX report and a Drive report reflecting a SFR located at XXXX, XXXX, and appears to be associated to the borrower as the owner of record is XXXXt with a mailing address the same as the borrower's business address. The property was not disclosed by the borrower on the loan applications, or addressed elsewhere in the loan file. The tax amount as verified on XXXX report is XXXX or XXXX per month. Additional housing expenses not verified in the loan file. DTI XXXX without the additional PITI. Max allowed DTI XXXX per program guidelines. No Trust Cert was provided in file to document the omission of this property.

Response 1 (12/27/2019 12:42PM)
							Explanation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000406	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000407	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.294, which exceeds the APR threshold of, 5.210%, by 0.084%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000408	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.461%, which exceeds the APR threshold of, 5.210%, by 2.251%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Open) Program Parameters- The subject loan does not meet Program Parameters for an acceptable rental history. The guidelines require that if a Borrower rents from a relative, a VOR will not be acceptable. Cancelled checks or bank statements will be required. A private VOR from a family member was provided. The bank statements provided do not reflect a payment of XXXX to satisfy the requirement. Response 1 (02/12/2020 2:40PM) Credit exception approved; compensating factors, Low DTI at XXXX Upgraded to EV Level 2. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000409	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000410	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.0522%, which exceeds the APR threshold of, 5.540%, by 1.512%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the PCCD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000411	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000412	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000413	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000414	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.425%, which exceeds the APR threshold of, 5.540%, by 0.885%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000415	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR §1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan failed Federal HPML, the loan has an APR of 7.763%, which exceeds the APR threshold of 5.540 by 2.223%. The loan met the Escrow and Appraisal requirement.	(Clear) Employment lapses- The borrower had a gap of employment from XXXX to XXXX There was no satisfactory explanation in the file explaining the lapse of employment exceeding 60 days as required. Response 1 (02/12/2020 2:43PM) Explanation is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000416	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000417	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000418	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.331% which exceeds the APR threshold of, 6.220%, by 0.111%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000419	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.913%, which exceeds the APR threshold of, 5.220%, by 0.693%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000420	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000421	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the LE dated XXXX was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv) A cost to cure in the amount of XXXX is required. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XXXX

Response 1 (02/18/2020 9:56AM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000422	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000423	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000424	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000425	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000426	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters- Under the Foreign National program, guidelines allow for a maximum LTV of XXXX for a refinance of a property that has been currently listed within the past 90 days. The subject is a XXXX LTV limited cash out refinance. Per the loan approval, an exception was made for the XXXX LTV. Compensating Factors: Borrower has residual income of XXXX XXXX months cash reserves and payment is decreasing by XXXX per month. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000427	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000428	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test for State and Federal. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.076%, which exceeds the APR threshold of, 5.530%, by 0.546%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000429	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000430	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.459%, which exceeds the APR threshold of, 5.220%, by 1.239%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000431	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, 03/03/2020. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000432	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.545%, which exceeds the APR threshold of, 5.530%, by 1.015%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Open) Program Parameters- The subject loan does not meet Program Parameters for minimum credit depth. Guidelines require 3 trade lines aged to minimum of 2 years for LTVs greater than XXXX Per the loan approval, an exception was made on 12 month bank statement program for lack of trade lines. Borrower has only one XXXX month rating and one with XXXX Compensating factors: XXXX month rental history provided, FICO XXXX minimal use of credit with no derogatory credit, XXXX month's reserves, DTI XXXX Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000433	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000434	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000435	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000436	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation 12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.311%, which exceeds the APR threshold of, 5.220%, by 0.091%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000437	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000438	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test.(12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.917%, which exceeds the APR threshold of, 5.220%, by 0.697%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000439	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR §1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.884%, which exceeds the APR threshold of, 5.220%, by 0.624%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000440	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000441	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.520%, which exceeds the APR threshold of, 6.220%, by 0.300%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000442	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000443	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000444	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000445	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was completed subject-to with no completion cert.- The appraisal provided was made subject-to the installation of an oven/stove and vent hood. The file contains a picture reflecting installation completed; however, the appraisal update is missing from the file. Response 1 (02/26/2020 10:54AM) Letter from borrower and photo of kitchen with required range and hood is acceptable. (Resolved) (Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000446	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000447	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.169%, which exceeds the APR threshold of, 5.500%, by 1.669%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000448	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.220%, which exceeds the APR threshold of, 5.500%, by 1.720%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the PCCD issued on XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000449	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.515%, which exceeds the APR threshold of, 5.290%, by 1.225%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i). Per	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000450	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000451	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000452	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.490%, which exceeds the APR threshold of, 5.290%, by 1.200%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000453	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000454	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5). (Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000455	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.438%, which exceeds the APR threshold of, 6.500%, by 0.938%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000456	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000457	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.661%, which exceeds the APR threshold of, 6.550%, by 0.111%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) Program Parameters-

Per the appraisal, the subject property resides on XXXX acres and per lender's guidelines the maximum acreage allowed is XXXX acres. The loan file does not notate that an exception was made for the larger amount of acreage, therefore, does not meet guidelines.

Response 1 (03/12/2020 12:14PM)
Concur with rebuttal. (Void)

(Clear) Program Parameters-

Per the appraisal, the subject property has been listed in the past 12 months. A copy of the MLS listing reflects the property was listed on XXXX and withdrawn as of XXXX Per the lender's guidelines, if the subject property has been listed in the last 6 months a copy of the canceled listing agreement along with a letter of explanation stating why the property was listed is required. The MLS history reflects the withdraw of the listing but no letter of explanation is in file.

Response 1 (03/12/2020 12:16PM)
							Concur with rebuttal. (Void)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000458	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000459	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000460	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced State and Federal mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.666%, which exceeds the APR threshold of, 6.440%, by 0.226%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for DTI. The maximum DTI is XXXX The ULAW reflects the loan was approved with DTI of XXXX but does not reflect an exception was obtained.

Response 1 (03/11/2020 11:17AM)
The origination DTI listed on the UW Worksheet is within program parameters. (Resolved)

(Clear) Program Parameters-

The PITIA used to qualify was XXXX per the ULAW, but documentation in the loan file supports qualifying PITIA of XXXX including XXXX PI (based on first cap rate of XXXX for XXXX months), XXXX hazard, and XXXX tax. The increased PITIA results in increased DTI of XXXX form XXXX with XXXX maximum.

Response 1 (03/11/2020 11:24AM)
							Updated PITIA to XXXX using the Note rate which will be in effect at the time the fully amortized payment will be due. DTI is within guidelines. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000461	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan Federal and State test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.072%, which exceeds the APR threshold of, 5.290%, by 0.782%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) State Consumer Credit Laws/Regulations - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan XXXX exceeds the per diem interest charge or credit threshold XXXX

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000462	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.101%, which exceeds the APR threshold of, 5.490%, by 0.611%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000463	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000464	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000465	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000466	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000467	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.812%, which exceeds the APR threshold of, 5.490%, by 0.322%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000468	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.477%, which exceeds the APR threshold of, 5.290%, by 0.187%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000469	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.136%, which exceeds the APR threshold of, 5.290%, by 0.846%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000470	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.292%, which exceeds the APR threshold of, 5.420%, by 1.872%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Open) Income Docs- The income/employment is not documented properly according to guides. The guidelines require a CPA letter to document the borrower's ownership percentage and years of affiliation. This documentation is missing from the loan file. (Open) Appraisal Incomplete- The appraisal is incomplete. Photos of comps 1, 3, and 5 were missing.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: FICO score of 642 is more than 10 points above the minimum of 600. Borrower has 40 years in the same profession. Primary residence owned 32 years.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000471	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR §1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR,the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.373%, which exceeds the APR threshold of, 5.500%, by 0.873%.The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000472	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Date- The credit report was too old at the time of closing based on guides. The guidelines allow 60 days as of the date the documents are signed by the borrower(s). The credit report was dated XXXX and the Note date was XXXX representing XXXX days.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: FICO score of 753 is more than 10 points above the minimum of 720. Total residual income is $4,233 per month (more than 2 months PITI). No late payments on credit for the pat 5 years.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000473	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000474	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.081%, which exceeds the APR threshold of, 5.300%, by 1.781%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000475	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000476	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000477	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000478	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.508%, which exceeds the APR threshold of, 5.300%, by 0.208%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Open) VVOE required- The loan file did not contain a VVOE or any verification of employment as required per lender's guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: LTV of 75% is 10% below the maximum LTV of 85%. FICO score of 662 is more than 10 points above the minimum of 650. DTI of 39% is more than 4 points below the maximum of 50%.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000479	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000480	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, 01/22/2020 does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.859%, which exceeds the APR threshold of, 5.300%, by 0.559%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for new construction. A Certificate of Occupancy (CO) is required per the loan approval. The loan file contains a letter from the XXXX which indicates a Certificate of Compliance would be issued prior to occupancy; however, the XXXX was not contained in the loan file. It is noted that the appraisal was completed in as-is condition.

Response 1 (01/30/2020 1:06PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income Miscalc-

The income is miscalculated resulting in a DTI exceeding the allowable guides. The loan file contains 12 months bank statements for income calculation. The XXXX and XXXX bank statements identified deposits from an insurance company in the amount of XXXX and XXXX respectfully and was included in the income calculation. The bank statement summary indicates that the atypical deposits would require evidence that they were income and not an insurance payout. The atypical deposits were not sourced as income and the recalculated DTI would increase from XXXX to XXXX which exceeds the guideline maximum of XXXX

Response 1 (01/30/2020 1:09PM)
							Explanation is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000481	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test.(12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.520%, which exceeds the APR threshold of, 5.300%, by 0.220%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

						The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000482	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000483	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000484	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.865%, which exceeds the APR threshold of, 6.300%, by 0.565%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

This loan failed the initial closing disclosure delivery date test. The Closing Disclosure issued on XXXX was not received by the borrower at least three business days prior to the Consummation Date.

Response 1 (03/06/2020 1:52PM)
The information provided is not sufficient to cure the finding. Please provide the CD dated XXXX as well as the evidence of receipt. (Upheld)

Response 2 (03/11/2020 12:20PM)
						The documentation provided is sufficient to clear the defect. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000485	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.916%, which exceeds the APR threshold of, 5.510%, by 1.406%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000486	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application XXXX	(Clear) Gift Letter / Funds-

The transfer of gift funds from the donor to the borrower was not property documented. The loan file contains a gift letter in the amount of XXXX from the borrower's spouse given on XXXX from checking account ending XXXX The gift was deposited into the borrower's XXXX a account ending XXXX XXXX as reflected on the deposit slip from checking account ending XXXX however, documentation to evidence the donor as the account holder of the checking account ending XXXX was not provided. Reviewer was unable to determine if the gift funds were from the borrower's spouse.

Response 1 (02/03/2020 9:38AM)
							Documentation received is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000487	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000488	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.726%, which exceeds the APR threshold of, 5.280%, by 2.446%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000489	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000490	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.602%, which exceeds the APR threshold of, 6.550%, by 0.052%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i). Per

(Clear) NMLS - Inactive/Inaccurate-

The Loan  Origination Company Identifier 806183 was not found on the NMLS Registry site.

Response 1 (02/18/2020 10:04AM)
						NMLS number located on NMLS Registry site. (Void)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000491	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.409%, which exceeds the APR threshold of, 5.280%, by 0.129%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000492	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000493	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.408%, which exceeds the APR threshold of, 5.460%, by 0.948%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Closing Information/Disbursement Date-

						The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000494	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000495	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.083%, which exceeds the APR threshold of, 5.200%, by 1.883%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000496	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000497	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.215%, which exceeds the APR threshold of, 5.460%, by 1.755%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000498	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000499	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000500	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000501	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.274%, which exceeds the APR threshold of, 5.460%, by 0.814%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

						The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000502	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.126%, which exceeds the APR threshold of, 5.200%, by 0.926%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000503	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XXXX was signed and dated at consummation, XXXX

Response 1 (03/11/2020 12:32PM)
The information provided is not sufficient to clear the defect. The only CD in the loan file is dated XXXX which was therefore considered the initial CD. If there are CDs available issued before XXXX please provide that CD as well as evidence of receipt for that CD. (Upheld)

Response 2 (03/13/2020 12:40PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000504	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000505	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.298%, which exceeds the APR threshold of, 5.400%, by 0.898%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

						There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000506	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test.(12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.586%, which exceeds the APR threshold of, 5.460%, by 0.126%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Open) Hazard Insurance-

The Condo Master policy does not list the borrower's name, subject address, and number of units. The loan file contains an email reflecting the insurance producer cannot amend the policy to reflect this information. Per the loan approval, an exception was requested for the omission of information on the Condo Master policy. Compensating Factors: Credit score of XXXX exceeds the minimum required by guidelines of XXXX verified post-closing reserves of XXXX XXXX months) with minimum required per guidelines of 0 months. Upgraded to EV2.

(Open) Program Parameters-

							The subject property is a non-warrantable condo due to active litigation against the HOA. Per the loan approval an exception and increase in rate was requested for the non-warrantable condo. Compensating Factors: Borrower has XXXX credit score which exceeds minimum required score of XXXX verified post-closing reserves of XXXX XXXX months) with minimum required guideline of 0 months. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000507	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000508	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b). (Open) State Consumer Credit Laws/Regulations - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This loan failed the per diem interest amount test. XXXX Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan XXXX exceeds the per diem interest charge or credit threshold XXXX	(Open) Tax Returns Obtained- The borrower's 2017 and 2018 business tax returns for XXXX were not signed as required.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: LTV of 64.867% is more than 10% below the maximum LTV of 80%. FICO score of 694 is more than 10 points above the minimum of 650. Borrower has been with the same employer for the last 20 years.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000509	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000510	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000511	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters- The subject loan does not meet Program Parameters for mortgage history. Borrower has a 1x90 reporting in the last 12 months. Guidelines require a positive loan rating for all mortgages. An exception was granted with compensating factor of XXXX LTV with XXXX allowed per guidelines. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000512	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.763%, which exceeds the APR threshold of, 5.460%, by 0.303%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

						The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000513	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced Federal and State mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.523%, which exceeds the APR threshold of, 5.400%, by 1.123%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000514	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.963%, which exceeds the APR threshold of, 5.200%, by 1.763%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000515	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.525%, which exceeds the APR threshold of, 5.200%, by 0.325%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000516	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters-

Per the guidelines for the DSCR+ program, a 12 month recent mortgage history is required. The subject property had a mortgage lien payable to XXXX Bank. The loan file does not contain any history for this mortgage.

Response 1 (03/19/2020 5:08PM)
Compensating factors: DSCR XXXX FICO XXXX with no late payments, and LTV XXXX Upgraded to EV2. (Upheld)

(Open) Program Parameters-

Per the guidelines for the DSCR+ program, a 12 month recent mortgage history is required. The OCR reflected mortgage history with XXXX through XXXX this mortgage is associated with the property at XXXX XXXX XXXX There is no documentation to evidence the history after XXXX through closing.

Response 1 (03/19/2020 5:09PM)
Compensating factors: DSCR XXXX FICO XXXX with no late payments, and LTV XXXX Upgraded to EV2. (Upheld)

(Open) Program Parameters-

Per the appraisal, the subject property has been listed in the past 12 months. The appraisal reflects the subject was listed for sale on XXXX for XXXX and expired XXXX Per the guidelines if the subject property has been listed in the last 6 months, a copy of the canceled listing agreement along with a letter of explanation stating why the property was listed is required. The loan file does not contain either of these documents.

Response 1 (03/19/2020 5:09PM)
							Compensating factors: DSCR XXXX FICO XXXX with no late payments, and LTV XXXX Upgraded to EV2. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000517	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) Assets Misc- The borrower was required to provide two months of bank statements for reserves verification. The loan file only contains one month of bank statements. Response 1 (02/24/2020 3:54PM) Bank statement provided clears finding. (Resolved) (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. Response 1 (02/24/2020 4:01PM) The loan file provided and rebuttal did not include a VVOE. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: LTV of 65% is more than 10% below the maximum LTV of 80%. FICO score of 643 is more than 10 points above the minimum of 600. DTI of 34.528% is more than 4 points below the maximum of 50%.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000518	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000519	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000520	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000521	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000522	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000523	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.969%, which exceeds the APR threshold of, 5.490%, by 2.479%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000524	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.924%, which exceeds the APR threshold of, 5.070%, by 0.854%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Incorrect Section-

						The Buyers Attorney Fee was included in Section C of the PCCD issued on, XXXX However, the fee should have been entered under Section H. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g).	(Open) Program Parameters- The subject loan does not meet the guidelines for the minimum credit depth which requires 3 acceptable trade lines with one of the three trade lines being seasoned greater than 2 years for LTVs equal to or less than XXXX Per the loan approval an exception was made using the borrower's XXXX account which is reporting for XXXX months. Compensating factors applied are: Borrowers have XXXX months reserves after deduction of required closing funds and deduction of total loan amount of XXXX from verified assets. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000525	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal Misc- The appraisal photos include a photo and commentary reflecting the water heater is clearly single strapped. However, the Conditions of Improvements commentary indicates the water heater is double strapped. The State of XXXX requires water heaters to be double strapped.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: FICO score of 612 is more than 10 points above the minimum of 600. Borrower has been with the same employer for the last 10 years. Borrower has 10 years in the same profession.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000526	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000527	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000528	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000529	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.784%, which exceeds the APR threshold of, 5.160%, by 0.624%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000530	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000531	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Open) REO PITI-

							The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The final loan application reflected a monthly PITI in the amount of XXXX on the property located at XXXX which includes escrows; monthly PITI in the amount of XXXX on the property located at XXXX which includes escrows and the monthly taxes and insurance of XXXX for property located at XXXX. The loan file did not contain any documentation to verify the PITI payments for the properties that included escrows and no documentation in file to verify the taxes and insurance for XXXX.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: LTV of 64.994% is 10% below the maximum LTV of 90%. FICO score of 796 is more than 10 points above the minimum of 700. Borrower has been with the same employer for the last 9 years.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000532	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) State Consumer Credit Laws/Regulations - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This loan failed the per diem interest amount test. XXXX Bus. Prof. Code §2948.5)the per diem interest amount charged on the loan XXXX exceeds the per diem interest charge or credit threshold XXXX

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) Tax Returns Obtained-

The borrower's income is derived from a newly formed 1120s business with XXXX. The lender's guidelines require a copy of the 1120s return with all pages and schedules and a self-employed income analysis form reflecting the calculation of the income. The underwriter references the cash flow analysis form on the underwriting worksheet, however, the form is not in file. In addition, the loan file contains only the first page of the 2018 1120s return, therefore, income could not be validated at audit.

Response 1 (03/03/2020 11:26AM)
							Income Analysis supports monthly income of XXXX rather than XXXX as listed on the Underwriting Loan Approval Worksheet and final loan application. However, due to lower liabilities than used by origination, the final DTI is lower at XXXX rather than XXXX Documentation provided clears finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000533	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced State and Federal mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.969%, which exceeds the APR threshold of, 5.460%, by 0.509%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000534	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.853%, which exceeds the APR threshold of, 5.160%, by 0.693%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000535	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced State and Federal mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.724%, which exceeds the APR threshold of, 5.460%, by 0.264%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) State Consumer Credit Laws/Regulations - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. The per diem interest amount charged on the loan XXXX exceeds the per diem interest charge or credit threshold XXXX

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000536	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) VVOE required- Per the lenders guidelines a VVOE is required within 72 hours of funding. The loan file is missing the VVOE for XXXX as required. The VVOE in the loan file is dated XXXX but funding was XXXX	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: LTV of 75% is 10% below the maximum LTV of 85%. FICO score of 667 is more than 10 points above the minimum of 650. DTI of 44.817% is more than 4 points below the maximum of 50%.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000537	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test.(12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.898%, which exceeds the APR threshold of, 5.070%, by 0.828%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000538	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000539	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000540	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.535%, which exceeds the APR threshold of, 5.070%, by 0.465%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(i)	(Open) Debts Not verified on credit report- The loan application indicated the Borrower was responsible for XXXX per month in Alimony, Child Support, or Separate Maintenance Payments. The guidelines required a copy of the complete divorce decree and dissolution of marriage; however, the documentation was not provided in the loan file.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors: FICO score of 768 is more than 10 points above the minimum of 750. DTI of 45.735% is more than 4 points below the maximum of 50%. Credit report reflects 12-year history with no late payments.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000541	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000542	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000543	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.530%, which exceeds the APR threshold of, 5.010%, by 0.520%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000544	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.296%, which exceeds the APR threshold of, 5.030%, by 0.266%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met..	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000545	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.587%, which exceeds the APR threshold of, 5.420%, by 0.167%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000546	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000547	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XXXX was not disclosed within 3 days of the application date, 01/17/2019. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Response 1 (04/22/2019 3:56PM) The Appraisal Notice is tested under Regulation B, not Regulation Z, grade 2 exception.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000548	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000549	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000550	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5) (Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal, State or Local HPML , which exceeds the APR threshold of by 0.830. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000551	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late-

There is not date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD- premiums Optional-

						The Home Warranty Fee on the PCCD issued on XXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description '(Optional)' at the end of the label. Truth in Lending Act (Regulation Z)12 CFR 1026.38(g)(4)(ii); 12 CFR 1026.37(g)(4)(ii) & Official Comment 37(g)(4)-3	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000552	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000553	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the ARM Disclosure (CHARM Booklet) provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000554	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the Federal higher-priced mortgage loan test, which exceeds the APR threshold of 6.000% by 0.150%. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan met the Escrow and Appraisal requirement. (12 CFR § 1026.35(a)(1))	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000555	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the Federal higher-priced mortgage loan test, which exceeds the APR threshold of 6.320% by 0.416%. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan met the Escrow and Appraisal requirement. (12 CFR § 1026.35(a)(1))	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000556	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

The CHARM Booklet provided in the loan file was not disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XXXX was signed and dated at consummation, XXXX If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (04/09/2019 8:34AM)
						The documentation/information provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000557	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Adjustable Rate Mortgage Loan Program Disclosure - Late- The Adjustable Rate Mortgage Loan Program Disclosure provided in the loan file dated XXXX was not disclosed within 3 days of the application date, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000558	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000559	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000560	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000561	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.056%, which exceeds the APR threshold of 6.290% by 0.766%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) Income Docs-

The borrower's income is calculated using the most recent 12 months bank statements and averaging the allowable deposits for the account. The borrower provided statements for XXXX account ending in XXXX which covered the dates from XXXX to XXXX however, the XXXX statement was missing from the loan file.

Response 1 (06/07/2019 11:08AM)
Documentation provided is sufficient. (Resolved)

(Clear) Gift Letter / Funds-

The borrower received a gift in the amount of XXXX as an LOE in file verified that the borrower wired XXXX to her XXX account for her to wire to closing. A copy of the wire transfer to the title company was provided and the CD, dated XXX reflected receipt of the gift funds. However the loan file did not contain a gift letter from the donor.

Response 1 (06/07/2019 11:09AM)
							Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000562	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5) (Open) Tool Kit- late- The Tool Kit does not reflect a date, therefore timing could not be established to verify document was disclosed to the consumer(s) within 3 days of the application date, XXXX .	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000563	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Subordination Agreement-

The loan file did not contain an authorized HELOC Closure letter. The subject cash out refinance transaction paid off a XXXX lien with Ocwen and a 2nd HELOC withXXXX. The origination credit report reflected that the HELOC with XXXX was in good standing and was in repayment phase as the credit line was no longer available. However, the loan file contained 3 HELOC Closure letters from XXXX which all require a signature authorization to verify if the account is to paid off and closed or paid down or to block the account to further advances and close the account or leave the account open. Without an authorized HELOC Closure letter verifying the account is to be closed, first lien position for the subject mortgage could not be verified as required.

Response 1 (04/09/2019 8:03AM)
HELOC Closure letters in file require signed authorization from the borrower to close the account and without this signed form it is not possible to ensure that the subject mortgage assumes 1st lien position based on the documentation in the loan file. (Upheld)

Response 2 (04/25/2019 4:59PM)
Without a Final Title Policy for subject transaction or a signed and authorized HELOC Closure letter it is not possible to ensure 1st lien position which is required. Manner in which loan was closed notwithstanding, loan documents provided do not adequately ensure lien position even though closer and title are to execute the closing of the HELOC. Documentation in file is required to ensure HELOC is authorized to be closed. (Upheld)

Response 3 (05/15/2019 10:17AM)
							Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000564	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file is not dated, therefore cannot determine if CHARM Booklet was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- The Tool Kit is not dated, therefore cannot determine if Toolkit was disclosed to the consumer(s) within 3 days of the application date, XXXX	(Clear) REO PITI- The 1003 reflected a new mortgage with XXXX for the borrower's primary home in the amount of XXXX and a monthly payment of XXXX The loan was not reflected on the OCR and the loan file did not contain a mortgage statement or HUD1 to reflect the current terms of the new mortgage as required. Response 1 (04/18/2019 3:58PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000565	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XXXX was not disclosed within 3 days of the application date, XXXX Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Response 1 (04/22/2019 4:01PM) The Appraisal Notice is tested under Regulation B, not Regulation Z, grade 2 exception.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000566	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000567	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000568	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the PCCD issued on XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/30/2019 12:07PM)
Based on the client's average cost for the BPO process, this exception has been resolved.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan failed Federal, State or Local HPML , which exceeds the APR threshold of by 1.175%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000569	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000570	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file is not dated, therefore cannot determine if Charm Booklet was disclosed within 3 days of the application date, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- The Tool Kit is not dated, therefore cannot determine if Toolkit was disclosed to the consumer(s) within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000571	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX

(Clear) TRID - Finance Charge Fail-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than XXXX The final (last revised) CD issued on XXXX has a disclosed Finance Charge of XXXX which is less than the system calculated Finance Charge of XXXX The Finance Charge on the final CD is understated by XXXX which is more than the allowable tolerance of XXXX following fees were included in the Finance Charge calculation: Mortgage Broker Fee XXXX Prepaid Interest XXXX Processing Fee XXXX Title- Settlement Agent Fee XXXX and Underwriting Fee XXXX index used for testing is 2.410%A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 1026.18(d); 12 CFR 1026.38(o)(2) [TRID]

Response 1 (04/24/2019 8:37AM)
Information provided was sufficient to clear the fail.

(Clear) Federal Testing-

This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1))The total of payments is XXXX The disclosed total of payments of XXXX is not considered accurate because it is understated by more than XXXX

Response 1 (04/24/2019 8:56AM)
Information provided was sufficient to clear the fail.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal HPML, Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. This loan has an APR of 7.688 which exceeds the APR threshold of 6.270% by 1.418%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000572	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

The CHARM Booklet provided in the loan file is not dated, therefore cannot determine if Charm Booklet was disclosed within 3 days of the application date, XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

The Tool Kit dated was not dated, therefore cannot determine if Toolkit was disclosed to the consumer(s) within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX which exceeds the APR threshold of XXXX by 0.260%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000573	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000574	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.318%, which exceeds the APR threshold of 5.810% by 2.508%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000575	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet to determine if it was disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of 6.414%, which exceeds the APR threshold of 6.190% by 0.224%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000576	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD- 'Title' missing-

The Escrow Fee on the PCCD is not preceded by the word 'Title'. Per Regulation, services related to the issuance of title insurance policies must be described with the word 'Title' at the beginning of the item. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f)(2)-(3), 12 CFR 1029.38(g)(4)(i); 12 CFR 1026.37(f)(2)(i) & Official Comment 37(f)(2)-3, 12 CFR 1026.37(f)(3)(i).

(Open) Final TIL APR Amt Financed-

This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX The following fees were applied towards APR: Mortgage Broker XXXX Prepaid Interest XXXX Processing XXXX Title - E-Recording XXXX Escrow XXXX Title - Settlement Agent XXXX Title - Wire/Courier /Express XXXX and Underwriting XXXX

Response 1 (08/28/2019 11:44AM)
The documentation/information provided is sufficient to cure the finding; however, the PCCD provided is more than 60 days from consummation. (Upheld)

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the PCCD issued on 06/26/2019 in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXX

(Open) Final TIL APR Amt Financed-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)). The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than XXXX The following fees were applied towards APR: Mortgage Broker XXXX Prepaid Interest XXXX Processing XXXX Title - E-Recording XXXX Escrow XXXX Title - Settlement Agent XXXX Title - Wire/Courier /Express XXXX and Underwriting XXXX

Response 1 (08/28/2019 11:46AM)
						The documentation/information provided is sufficient to cure the finding; however, the PCCD provided is more than 60 days from consummation. (Upheld)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000577	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000578	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.798%, which exceeds the APR threshold of 5.710% by 2.088%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000579	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.977%, which exceeds the APR threshold of 6.110% 0.867%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000580	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000581	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000582	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.282%, which exceeds the APR threshold of 6.210% by 1.072%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

						There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000583	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.035%, which exceeds the APR threshold of 5.740% by 0.295%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000584	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The loan file contains 2 months bank statements on one of the borrower's XXXX accounts XXXX but is missing statements for account XXXX and XXXX listed on the origination underwriters asset summary. The closing disclosure reflects the borrower's funds to close totaled XXXX including their earnest money deposit; however, the verified assets in the loan file total XXXX including the earnest money deposit. Therefore, the borrower is short the required verified funds in the amount of XXXX

Response 1 (06/19/2019 6:23PM)
							Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000585	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000586	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000587	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000588	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.669%, which exceeds the APR threshold of, 6.120%, by 1.549%. The loan met the Escrow and Appraisal requirement.	(Open) Program Parameters-

Per the appraisal the subject property is designated as rural property. The subject loan was underwritten as a full doc cash out refinance with a XXXX LTV and loan amount of XXXX under the NP program with a credit tier of "C". Per the lender's guidelines, the maximum loan amount under credit tier "C" is XXXX and per the loan approval an exception was made for the higher loan amount, however, the loan exception with sufficient compensating factors is not in file.

Response 1 (09/23/2019 3:06PM)
							Compensating Factors: LTV of XXXX residual income of XXXX borrowers have owned and occupied subject property for XXXX years, and no mortgage lates in credit history. Upgraded to EV2. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000589	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii). (Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000590	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 8.372%, which exceeds the APR threshold of, 6.060%, by 2.312%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000591	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000592	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.324%, which exceeds the APR threshold of, 5.890%, by 0.434%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. There was no evidence of the Fixed/Adjustable Rate rider to the Security Instrument in the loan file.

Response 1 (07/19/2019 3:24PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000593	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.228%, which exceeds the APR threshold of, 5.870%, by 0.358%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000594	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX (Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000595	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000596	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000597	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000598	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Without evidence of receipt, it is assumed that the disclosure dated, XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (08/26/2019 1:10PM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000599	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.435%, which exceeds the APR threshold of, 5.750%, by 0.685%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000600	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID LE - Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (08/14/2019 12:23PM)
The documentation provided is not sufficient to cure the defect. The email from the borrower only states their acknowledgement and intent to proceed with the loan. It makes no reference to the Loan Estimate Disclosure. (Upheld)

Response 2 (08/26/2019 1:30PM)
The documentation and explanation provided is sufficient to cure the finding. (Resolved)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of , which exceeds the APR threshold of 5.365%, which exceeds the APR threshold of 5.27% by 0.095%. The loan met the Escrow and Appraisal requirement.

(Open) Tool Kit- late-

						There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000601	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.821%, which exceeds the APR threshold of, 5.270%, by 1.551%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000602	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000603	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on, XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/27/2019 11:49AM)
Based on the clients average cost for their BPO process the exception has been resolved.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.196%, which exceeds the APR threshold of, 5.300%, by 0.896%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000604	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.721%, which exceeds the APR threshold of, 5.800%, by 0.921%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000605	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters-

							The subject loan does not meet Program Parameters for a credit reference on the Foreign National program. Guidelines require a credit reference with one of the following: (1) a U.S. credit report (2) an international credit report, or (3) a credit reference letter from an internationally known financial institution. The conditional loan approval reflects as of XXXX still in need of a credit reference letter. A credit reference letter is not present in the file. On XXXX exception made to proceed without letter of credit reference signed off by Sr. Management. Compensating Factors: Lender holds previously closed mortgage on property located at XXXX., assets have been verified in U.S. accounts and verified XXXX months of reserves, DTI of XXXX residual income of XXXX and borrower has been self-employed for over XXXX years. Upgraded to EV2.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000606	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000607	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000608	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000609	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on, XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/26/2019 11:35AM)
Based on the clients average cost for their BPO process the exception has been resolved.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 7.102%, which exceeds the APR threshold of, 5.800%, by 1.302%. The loan met the Escrow and Appraisal requirement.	(Clear) VVOE required- The borrower is self employed and per the lender's guidelines, employment is to be verified with either a CPA letter or a copy of the Business License. The loan file did not contain any of the required documentation to confirm the borrower's business. Response 1 (09/03/2019 9:58AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000610	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000611	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on, XXXX was signed and dated at consummation, XXXX If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (08/23/2019 11:05AM)
The Initial CD was provided and is sufficient to cure the exception. (Resolved)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.045%, which exceeds the APR threshold of, 5.360%, by 0.685%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000612	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000613	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000614	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.324%, which exceeds the APR threshold of, 5.800%, by 0.524%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000615	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000616	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000617	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000618	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). The loan has an APR of, 7.518%, which exceeds the APR threshold of, 5.150%, by 2.368%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met. (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000619	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on , XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) VVOE required- The loan file was missing the 72 hour prior to funding VVOE for the position with XX XX as per guidelines. Response 1 (11/27/2019 10:24AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000620	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000621	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000622	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000623	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000624	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000625	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000626	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000627	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000628	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000629	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000630	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000631	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000632	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000633	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000634	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 6.464%, which exceeds the APR threshold of, 5.570%, by 0.894%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000635	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The Notary Date on security instrument is XXXX an invalid date. Response 1 (11/08/2019 11:12AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Final Application- The final application is missing the continuation sheet with the schedule of real estate owned. Response 1 (11/15/2019 12:30PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000636	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.605%, which exceeds the APR threshold of, 5.100%, by 2.505%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1) ) Truth in Lending Act (Regulation Z). The disclosed finance charge is not considered accurate because it is understated by more than XXXX The final (last revised) PCCD issued on XXXX has a disclosed Finance Charge of XXXX , which is less than the system calculated Finance Charge of XXXX The Finance Charge on the final CD is understated by XXXX which is more than the allowable tolerance of XXXX The following fees were included in the Finance Charge calculation: Mortgage Broker XXXX Processing XXXX Underwriting XXXX HOA XXXX Title-Settlement Agent XXXX Prepaid XXXX A cost to cure in the amount of XXXX is required.

Response 1 (12/13/2019 10:09AM)
The HOA Certificate fee paid to the HOA in Section B is a PFC because it is required by the lender and is not subject to the 1026.4(c)(7) exclusion. (Upheld)

Response 2 (12/26/2019 11:12AM)
						The documentation provided is sufficient to clear the defect. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000637	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000638	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on , XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

Response 1 (11/04/2019 3:53PM)
The explanation provided is not sufficient to clear the defect. The loan is a Primary Residence Purchase. Once the loan closes the address on any PCCD should reflect as the subject property unless there is a mailing certification in the file indicating mail should go to another address. The PCCD reflected the borrower's old mailing address and therefore is inaccurate when compared to the Note. (Upheld)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.204%, which exceeds the APR threshold of, 5.100%, by 0.104%. The loan met the Escrow and Appraisal requirement.	(Open) Gift Letter / Funds-

Guidelines require receipt of funds with either: copy of wire receipt from donor to borrower's account, copy of certified check from donor to borrower, or evidence deposited directly to escrow with a copy of the check and certified escrow deposit, or wire receipt showing funds from donor account. The file contains a gift letter for XXXX indicating transfer of funds on XXXX The borrower's bank statement with XXXX XXXX endingXXXX reflects a deposit on XXXX of XXXX with no description. No additional documentation in file to evidence transfer of gift funds from the donor to the borrower.

Response 1 (11/21/2019 3:45PM)
							Gift deposit of XXXX was verified on borrower's bank statements dated XXXX and with gift letter matching exact amount. Subject loan closed XXXX therefore adequate seasoning was documented. Compensating Factors: DTI of XXXX residual income of XXXX FICO of XXXX borrower owned departure residence for XXXX years, borrower has been self-employed with same company and in same profession for XXXX years. Upgraded to EV2. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000639	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal. The documents provided in the loan file stated the increase of the Appraisal Fee was due to the appraised value being over a XXXX however, the estimated value at origination was XXXX If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv) A cost to cure in the amount of XXXX is required.

Response 1 (12/10/2019 5:02PM)
The documentation provided is not sufficient to cure the finding. The COC provided states the Appraisal Fee increased because of the property being valued over one million dollars but per the initial LE the estimated value was two million. Unable to accept COC reason as an allowable reason to increase the appraisal fee.(Upheld)

Response 2 (12/17/2019 3:52PM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000640	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.787%, which exceeds the APR threshold of, 5.740%, by 0.047%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000641	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000642	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- 'Title' missing-

The Overnight Fees on the CD is not preceded by the word 'Title'. Per Regulation, services related to the issuance of title insurance policies must be described with the word 'Title' at the beginning of the item. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f)(2)-(3), 12 CFR 1029.38(g)(4)(i); 12 CFR 1026.37(f)(2)(i) & Official Comment 37(f)(2)-3, 12 CFR 1026.37(f)(3)(i).

Response 1 (11/15/2019 12:53PM)
The documentation provided is not sufficient to cure the finding. The "Overnight Fees" on the final CD issued on XXXX is not preceded by the word 'Title'. (Upheld)

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on, XXXX was signed and dated at consummation, XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (11/29/2019 9:55AM)
						The Initial CD dated XXXX and the email confirmation the BWR received the CD on XXXX was provided and is sufficient to cure the exception. (resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000643	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000644	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b) (Open) Tool Kit- late- There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000645	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.444%, which exceeds the APR threshold of, 5.270%, by 2.174%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

						The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000646	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.659%, which exceeds the APR threshold of, 5.270%, by 2.389%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000647	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing the current hazard insurance policy on the subject property. Response 1 (11/11/2019 2:44PM) Awaiting documentation as upload came through as 6 blank pages and not the subject HOI policy as required. (Upheld). Response 2 (11/15/2019 7:15AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000648	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.922%, which exceeds the APR threshold of, 5.190%, by 0.732%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000649	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000650	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Subordination Agreement- The subject transaction paid off a 1st mortgage and a 2nd HELOC with XXXX. The loan file contained an authorization to close the line of credit however it was not signed by the borrower as required to ensure the lien closed and the subject mortgage would take first lien position. Response 1 (12/13/2019 12:25PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000651	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000652	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000653	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 5.656%, which exceeds the APR threshold of, 5.530%, by 0.126%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on , XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD- Closing Information/Closing Date-

						The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000654	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).	(Open) Debts-

							Per the Underwriting Notes, the borrowers were simultaneously refinancing 4 properties. The loan application was adjusted to include all new payments. The new payments for the concurrent properties located at XXXX, XXXX and XXXX were not documented in the subject file. However, these additional loans were sent for review and correspond to loan numbers XXXX XXXX and XXXX respectively and they all contain the required documentation to verify the payments. Upgraded to EV2 as although required documentation is not contained in the subject loan file, the concurrent loan files do contain the required documentation.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors; Although the required documentation is not contained in the subject loan file, the concurrent loan files do contain the required documentation. DTI of 25.018% is below maximum of 50%. Residual income covers more than 2 months PITIA	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000655	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Debts-

							Per the Underwriting Notes, the borrowers were simultaneously refinancing 4 properties. The loan application was adjusted to include all new payments. The new payments for the concurrent properties located at XXXX, XXXX and XXXX were not documented in the subject file. However, these additional loans were sent for review and correspond to loan numbers XXXX XXXX and XXXX respectively and they all contain the required documentation to verify the payments. Upgraded to EV2 as although required documentation is not contained in the subject loan file, the concurrent loan files do contain the required documentation.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors; Although the required documentation is not contained in the subject loan file, the concurrent loan files do contain the required documentation. DTI of 25.018% is below maximum of 50%. Residual income covers more than 2 months PITIA	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10000656	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii). (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000657	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000658	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000659	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000660	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000661	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower's address. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.954% which exceeds the APR threshold of 5.120% by 0.834%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000662	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 7.611%, which exceeds the APR threshold of, 5.120%, by 2.491%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XXXX does not reflect the correct Borrower address. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000663	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000664	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000665	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000666	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX A valid change of circumstance was not provided. Therefore, the increase to the following fee on the Revised LE, XXXX was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv) A cost to cure in the amount of XXXX is required.

Response 1 (12/10/2019 5:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

						HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.720%, which exceeds the APR threshold of, 5.290%, by 1.430%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000667	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of 5.764% which exceeds the APR threshold o, 5.290% by 0.474%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

						The PCCD issued on XXXX does not reflect the correct Borrower's address. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000668	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000669	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000670	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000671	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, 6.399%, which exceeds the APR threshold of, 5.290%, by 1.109%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met

(Open) Tool Kit- late-

						There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000672	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Consumer Credit Laws/Regulations - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This loan failed the per diem interest amount test. XXXX Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan XXXX exceeds the per diem interest charge or credit threshold XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000673	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000674	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Consumer Credit Laws/Regulations - Prohibited Fees- This loan failed the per diem interest amount test. XXXX Bus. Prof. Code §2948.5). The per diem interest amount charged on the loan XXXX exceeds the per diem interest charge or credit threshold XXXX	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10000675	XXXX	XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Open) Income Docs- The income is not documented properly according to guides. The guidelines require income documentation derived from bank statements to be no older than 45 days from the statement ending date to of the date of funding. The loan approval required an updated bank statement for XXXX XXXX for XXXX XXXX A duplicate XXXX XXXX statement was provided and utilized for the income calculation; therefore, XXXX days elapsed between the most recent statement XXXX and the funding date of XXXX	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Compensating Factors; FICO score exceeds guidelines. 765 versus 750. LTV of 52.286% is below maximum of 80%. Primary residence owned 12.75 years.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
10000676	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10000677	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A